Shareholder Report	6 Months Ended
Jun. 30, 2024 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Rydex Variable Trust
Entity Central Index Key	0001064046
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2024
Variable Annuity, Guggenheim Long Short Equity Fund
Shareholder Report [Line Items]
Fund Name	Guggenheim Long Short Equity Fund
Class Name	Variable Annuity
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Guggenheim Long Short Equity Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	GuggenheimInvestments.com/variable-insurance-funds
Expenses [Text Block]	What were the fund costs for the last six months? (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Variable Annuity	$98	1.87%

Expenses Paid, Amount	$ 98
Expense Ratio, Percent	1.87%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of January 1, 2024 to June 30, 2024, the fund returned 10.72%, underperforming the fund's benchmark, the S&P 500 Index, which returned 15.29% for the same period and outperforming the fund's secondary index, the HFRX Equity Hedge Index, which returned 5.11% for the same period.

The fund's broad-based securities market index was changed from the HFRX Equity Hedge Index to the S&P 500 Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last six months?

The global growth outlook remained modestly bullish and steady for the reporting period, while inflation seemed to be finally tamed, which could foreshadow interest rate cuts in the second half of 2024. This optimism helped the S&P 500 to gain more than 15% during the reporting period. The fund underperformed the S&P 500 due to its lower market beta exposure (about 50% on the average, by design). The fund outperformed its internal risk benchmark blend of 30% S&P 500 and 70% cash. Among the fundamental factors, the fund's exposure in higher profitability, lower volatility, and higher momentum names paid off well. The overall contribution of the industry tilts (overweights/underweights) was moderate whereas security selection was quite strong for the period.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns*,† as of 6.30.24
	6 Month‡	One Year	Five Years	Ten Years
Long Short Equity Fund	10.72%	15.16%	7.62%	4.42%
S&P 500 Index	15.29%	24.56%	15.05%	12.86%
HFRX Equity Hedge Index	5.11%	9.12%	5.92%	3.26%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes.
Net Assets	$ 28,140,506
Holdings Count | shares	213
Investment Company, Portfolio Turnover	170.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 6.30.24
Net Assets	$28,140,506
Number of Portfolio Holdings	213
Portfolio Turnover Rate	170%

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as % of Net Assets) as of 6.30.24
10 Largest Holdings[2] (% of Net Assets) as of 6.30.24
Top 10	% of Net Assets
Microsoft Corp.	1.4%
Apple, Inc.	1.2%
Johnson & Johnson	0.8%
United Therapeutics Corp.	0.8%
Cisco Systems, Inc.	0.8%
AT&T, Inc.	0.8%
Gilead Sciences, Inc.	0.8%
NVIDIA Corp.	0.8%
Merck & Company, Inc.	0.8%
Verizon Communications, Inc.	0.8%
Top 10 Total	9.0%

[1]

"Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings" excludes any temporary cash or derivative investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (% of Net Assets) as of 6.30.24
Top 10	% of Net Assets
Microsoft Corp.	1.4%
Apple, Inc.	1.2%
Johnson & Johnson	0.8%
United Therapeutics Corp.	0.8%
Cisco Systems, Inc.	0.8%
AT&T, Inc.	0.8%
Gilead Sciences, Inc.	0.8%
NVIDIA Corp.	0.8%
Merck & Company, Inc.	0.8%
Verizon Communications, Inc.	0.8%
Top 10 Total	9.0%

[1]

"Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings" excludes any temporary cash or derivative investments.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Variable Annuity, Global Managed Futures Strategy Fund
Shareholder Report [Line Items]
Fund Name	Global Managed Futures Strategy Fund
Class Name	Variable Annuity
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Global Managed Futures Strategy Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	GuggenheimInvestments.com/variable-insurance-funds
Expenses [Text Block]	What were the fund costs for the last six months? (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Variable Annuity	$103	2.03%

Expenses Paid, Amount	$ 103
Expense Ratio, Percent	2.03%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of January 1, 2024 to June 30, 2024, the fund returned 4.83%, underperforming the fund's benchmark, the S&P 500 Index, which returned 15.29% for the same period and outperforming the fund's secondary index, the ICE BofA 3-Month U.S. Treasury Bill Index, which returned 2.65% for the same period.

The fund's broad-based securities market index was changed from the ICE BofA 3-Month U.S. Treasury Bill Index to the S&P 500 Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last six months?

For the reporting period, the fund saw particularly strong performance from long positions in Equity Indexes, benefiting from consistent trends in the first quarter of 2024 before the market correction in April. Positive returns from Commodities markets in the first quarter were negated by market reversals in the second quarter, particularly in the energy and grains sectors, leading to an overall net negative contribution from Commodities for the reporting period. Fixed Income and Currency markets were volatile and difficult to trend-follow, resulting in minimal contributions, and detractions, respectively, from these sectors.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns*,† as of 6.30.24
	6 Month‡	One Year	Five Years	Ten Years
Global Managed Futures Strategy Fund	4.83%	5.46%	5.07%	2.48%
S&P 500 Index	15.29%	24.56%	15.05%	12.86%
ICE BofA 3-Month U.S. Treasury Bill Index	2.65%	5.43%	2.17%	1.52%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 13,913,226
Holdings Count | shares	90
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 6.30.24
Net Assets	$13,913,226
Number of Portfolio Holdings	90
Portfolio Turnover Rate	0%

Holdings [Text Block]
What did the fund invest in?
Consolidated Holdings Diversification[1] (Market Exposure as % of Net Assets) as of 6.30.24
Largest Holdings[2] (% of Net Assets) as of 6.30.24
Top 10	% of Net Assets
Guggenheim Variable Insurance Strategy Fund III	23.9%
Guggenheim Strategy Fund III	15.8%
Guggenheim Strategy Fund II	0.8%
Guggenheim Ultra Short Duration Fund — Institutional Class	0.5%
Total	41.0%

[1]

"Consolidated Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"Largest Holdings" excludes any temporary cash or derivative investments.

Largest Holdings [Text Block]
Largest Holdings[2] (% of Net Assets) as of 6.30.24
Top 10	% of Net Assets
Guggenheim Variable Insurance Strategy Fund III	23.9%
Guggenheim Strategy Fund III	15.8%
Guggenheim Strategy Fund II	0.8%
Guggenheim Ultra Short Duration Fund — Institutional Class	0.5%
Total	41.0%

[1]

"Consolidated Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"Largest Holdings" excludes any temporary cash or derivative investments.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Variable Annuity, Multi-Hedge Strategies Fund
Shareholder Report [Line Items]
Fund Name	Multi-Hedge Strategies Fund
Class Name	Variable Annuity
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Multi-Hedge Strategies Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	GuggenheimInvestments.com/variable-insurance-funds
Expenses [Text Block]	What were the fund costs for the last six months? (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Variable Annuity	$85	1.69%

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	1.69%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of January 1, 2024 to June 30, 2024, the fund returned 1.89%, underperforming the fund's benchmark, the S&P 500 Index, which returned 15.29% for the same period and underperforming the fund's secondary index, the HFRX Global Hedge Fund Index, which returned 2.89% for the same period.

What factors materially affected the fund's performance over the last six months?

The fund's Long/Short Equity strategy started the year off strong, and despite giving up some of its gains in June, was the largest contributor during the first half of 2024.  The fund's Global Macro strategies were a net positive for the period as positive contributions from Flow (driven primarily by equities and fixed income) and Momentum (driven by equities and commodities) overcame detractors in Carry (hurt by equites) and Value (driven by currencies).  Market Neutral was the most notable detractor to the fund's performance. Flow strategies take positions based on expected capital flows in markets which are determined through economic theory or statistical observation of market behavior. Momentum is a systematic trend-following strategy that seeks to capture momentum premia in futures markets. Carry strategies seek to capture inefficiencies in the futures curves of different markets and asset classes including commodities, fixed income, and implied volatility. Value premia strategies take positions based on expected future prices in markets as derived from economic and/or non-price data and include strategies applied to commodities, currencies, and fixed income. A market neutral strategy attempts to profit whether the market is going up or down.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns*,† as of 6.30.24
	6 Month‡	One Year	Five Years	Ten Years
Multi-Hedge Strategies Fund	1.89%	4.34%	3.79%	2.68%
S&P 500 Index	15.29%	24.56%	15.05%	12.86%
HFRX Global Hedge Fund Index	2.89%	5.42%	3.19%	1.53%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 38,551,819
Holdings Count | shares	417
Investment Company, Portfolio Turnover	90.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 6.30.24
Net Assets	$38,551,819
Number of Portfolio Holdings	417
Portfolio Turnover Rate	90%

Holdings [Text Block]
What did the fund invest in?
Consolidated Holdings Diversification[1] (Market Exposure as % of Net Assets) as of 6.30.24
10 Largest Holdings[2] (% of Net Assets) as of 6.30.24
Top 10	% of Net Assets
Guggenheim Strategy Fund III	6.4%
Guggenheim Variable Insurance Strategy Fund III	5.5%
Guggenheim Strategy Fund II	4.3%
Olink Holding AB ADR	2.6%
Capri Holdings Ltd.	2.5%
National Western Life Group, Inc. — Class A	1.9%
Amedisys, Inc.	1.8%
Catalent, Inc.	1.7%
Hibbett, Inc.	1.5%
Hess Corp.	1.5%
Top 10 Total	29.7%

[1]

"Consolidated Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings" excludes any temporary cash or derivative investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (% of Net Assets) as of 6.30.24
Top 10	% of Net Assets
Guggenheim Strategy Fund III	6.4%
Guggenheim Variable Insurance Strategy Fund III	5.5%
Guggenheim Strategy Fund II	4.3%
Olink Holding AB ADR	2.6%
Capri Holdings Ltd.	2.5%
National Western Life Group, Inc. — Class A	1.9%
Amedisys, Inc.	1.8%
Catalent, Inc.	1.7%
Hibbett, Inc.	1.5%
Hess Corp.	1.5%
Top 10 Total	29.7%

[1]

"Consolidated Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings" excludes any temporary cash or derivative investments.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Variable Annuity, Commodities Strategy Fund
Shareholder Report [Line Items]
Fund Name	Commodities Strategy Fund
Class Name	Variable Annuity
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Commodities Strategy Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	GuggenheimInvestments.com/variable-insurance-funds
Expenses [Text Block]	What were the fund costs for the last six months? (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Variable Annuity	$87	1.66%

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	1.66%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of January 1, 2024 to June 30, 2024, the fund returned 10.31%, underperforming the fund's benchmark, the S&P 500 Index, which returned 15.29% for the same period and underperforming the fund's secondary index, the S&P Goldman Sachs Commodity Index, which returned 11.08% for the same period.

The fund's broad-based securities market index was changed from the S&P Goldman Sachs Commodity Index to the S&P 500 Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last six months?

The fund obtained exposure to the commodities markets through futures on the S&P Goldman Sachs Commodity Index (the "Index"). Most commodity futures that are part of the Index had a strong start to the year, with the Index futures contributing to the return of the fund during the reporting period. Eighteen of the 24 components of the Index had positive returns. The components with some of the largest positive returns were Cocoa, Coffee and Silver. The components with some of the largest negative returns were Corn, Soybean and Wheat.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns*,† as of 6.30.24
	6 Month‡	One Year	Five Years	Ten Years
Commodities Strategy Fund	10.31%	13.28%	7.24%	-4.29%
S&P 500 Index	15.29%	24.56%	15.05%	12.86%
S&P Goldman Sachs Commodity Index	11.08%	15.01%	8.28%	-3.12%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 7,268,149
Holdings Count | shares	8
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 6.30.24
Net Assets	$7,268,149
Number of Portfolio Holdings	8
Portfolio Turnover Rate	0%

Holdings [Text Block]
What did the fund invest in?
Consolidated Holdings Diversification[1] (Market Exposure as % of Net Assets) as of 6.30.24
Largest Holdings[2] (% of Net Assets) as of 6.30.24
Top 10	% of Net Assets
Guggenheim Ultra Short Duration Fund — Institutional Class	21.0%
Guggenheim Strategy Fund II	20.7%
Total	41.7%

[1]

"Consolidated Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"Largest Holdings" excludes any temporary cash or derivative investments.

Largest Holdings [Text Block]
Largest Holdings[2] (% of Net Assets) as of 6.30.24
Top 10	% of Net Assets
Guggenheim Ultra Short Duration Fund — Institutional Class	21.0%
Guggenheim Strategy Fund II	20.7%
Total	41.7%

[1]

"Consolidated Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"Largest Holdings" excludes any temporary cash or derivative investments.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Nova Fund
Shareholder Report [Line Items]
Fund Name	Nova Fund
Class Name	Variable Annuity
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Nova Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	GuggenheimInvestments.com/variable-insurance-funds
Expenses [Text Block]	What were the fund costs for the last six months? (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Variable Annuity	$91	1.65%

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	1.65%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of January 1, 2024 to June 30, 2024, the fund returned 20.78%, outperforming the fund's benchmark, the S&P 500 Index, which returned 15.29% for the same period.

What factors materially affected the fund's performance over the last six months?

The sectors that contributed the most to the return of the underlying index were Information Technology, Communication Services, and Financials. The only sector that detracted was Real Estate. The holdings that contributed the most to the return of the underlying index were NVIDIA Corp., Microsoft Corp., and Amazon.com, Inc. Those that detracted the most were Tesla, Inc., Intel Corp., and Boeing Co. The fund maintained a daily correlation of over 99% to its benchmark of 150% of the daily price movement of the S&P 500 Index.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns*,† as of 6.30.24
	6 Month‡	One Year	Five Years	Ten Years
Nova Fund	20.78%	32.24%	17.36%	15.25%
S&P 500 Index	15.29%	24.56%	15.05%	12.86%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 41,964,536
Holdings Count | shares	513
Investment Company, Portfolio Turnover	151.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 6.30.24
Net Assets	$41,964,536
Number of Portfolio Holdings	513
Portfolio Turnover Rate	151%

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as % of Net Assets) as of 6.30.24
10 Largest Holdings[2] (% of Net Assets) as of 6.30.24

Microsoft Corp.	5.4%
NVIDIA Corp.	4.9%
Apple, Inc.	4.9%
Guggenheim Ultra Short Duration Fund — Institutional Class	4.8%
Guggenheim Strategy Fund II	4.6%
Amazon.com, Inc.	2.9%
Meta Platforms, Inc. — Class A	1.8%
Alphabet, Inc. — Class A	1.7%
Alphabet, Inc. — Class C	1.5%
Berkshire Hathaway, Inc. — Class B	1.2%
Top 10 Total	33.7%

[1]

"Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings" excludes any temporary cash or derivative investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (% of Net Assets) as of 6.30.24

Microsoft Corp.	5.4%
NVIDIA Corp.	4.9%
Apple, Inc.	4.9%
Guggenheim Ultra Short Duration Fund — Institutional Class	4.8%
Guggenheim Strategy Fund II	4.6%
Amazon.com, Inc.	2.9%
Meta Platforms, Inc. — Class A	1.8%
Alphabet, Inc. — Class A	1.7%
Alphabet, Inc. — Class C	1.5%
Berkshire Hathaway, Inc. — Class B	1.2%
Top 10 Total	33.7%

[1]

"Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings" excludes any temporary cash or derivative investments.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Inverse S&P 500® Strategy Fund
Shareholder Report [Line Items]
Fund Name	Inverse S&P 500® Strategy Fund
Class Name	Variable Annuity
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Inverse S&P 500® Strategy Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	GuggenheimInvestments.com/variable-insurance-funds
Expenses [Text Block]	What were the fund costs for the last six months? (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Variable Annuity	$79	1.67%

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	1.67%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of January 1, 2024 to June 30, 2024, the fund returned (9.49%), underperforming the fund's benchmark, the S&P 500 Index, which returned 15.29% for the same period.

What factors materially affected the fund's performance over the last six months?

The sectors that contributed the most to the return of the underlying index were Information Technology, Communication Services, and Financials. The only sector that detracted was Real Estate. The holdings that contributed the most to the return of the underlying index were NVIDIA Corp., Microsoft Corp., and Amazon.com, Inc. Those that detracted the most were Tesla, Inc., Intel Corp., and Boeing Co. The fund maintained a daily correlation of over 99% to its benchmark of -100% of the daily price movement of the S&P 500 Index.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns*,† as of 6.30.24
	6 Month‡	One Year	Five Years	Ten Years
Inverse S&P 500® Strategy Fund	-9.49%	-12.73%	-14.36%	-12.50%
S&P 500 Index	15.29%	24.56%	15.05%	12.86%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 1,526,567
Holdings Count | shares	11
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 6.30.24
Net Assets	$1,526,567
Number of Portfolio Holdings	11
Portfolio Turnover Rate	0%

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as % of Net Assets) as of 6.30.24
Largest Holdings[2] (% of Net Assets) as of 6.30.24
Top 10	% of Net Assets
Guggenheim Ultra Short Duration Fund — Institutional Class	14.0%
Guggenheim Strategy Fund II	14.0%
Total	28.0%

[1]

"Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"Largest Holdings" excludes any temporary cash or derivative investments.

Largest Holdings [Text Block]
Largest Holdings[2] (% of Net Assets) as of 6.30.24
Top 10	% of Net Assets
Guggenheim Ultra Short Duration Fund — Institutional Class	14.0%
Guggenheim Strategy Fund II	14.0%
Total	28.0%

[1]

"Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"Largest Holdings" excludes any temporary cash or derivative investments.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
NASDAQ-100® Fund
Shareholder Report [Line Items]
Fund Name	NASDAQ-100® Fund
Class Name	Variable Annuity
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NASDAQ-100® Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	GuggenheimInvestments.com/variable-insurance-funds
Expenses [Text Block]	What were the fund costs for the last six months? (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Variable Annuity	$89	1.65%

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	1.65%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of January 1, 2024 to June 30, 2024, the fund returned 16.58%, outperforming the fund's benchmark, the S&P 500 Index, which returned 15.29% for the same period and underperforming the fund's secondary index, the NASDAQ-100 Index, which returned 17.47% for the same period.

The fund's broad-based securities market index was changed from the NASDAQ-100® Index to the S&P 500 Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last six months?

The sectors that contributed the most to the return of the underlying index were Information Technology, Communication Services, and Health Care. Those that detracted the most were Materials, Real Estate, and Financials. The holdings that contributed the most to the return of the underlying index were NVIDIA Corp., Broadcom, Inc., and Meta Platforms, Inc. – Class A. Those that detracted the most were Tesla, Inc., Intel Corp., and Adobe, Inc. The fund maintained a daily correlation of over 99% to its benchmark of 100% of the daily price movement of the NASDAQ-100 Index.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns*,† as of 6.30.24
	6 Month‡	One Year	Five Years	Ten Years
NASDAQ-100® Fund	16.58%	28.89%	19.39%	16.86%
S&P 500 Index	15.29%	24.56%	15.05%	12.86%
NASDAQ-100 Index	17.47%	30.77%	21.77%	18.92%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 134,594,831
Holdings Count | shares	113
Investment Company, Portfolio Turnover	55.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 6.30.24
Net Assets	$134,594,831
Number of Portfolio Holdings	113
Portfolio Turnover Rate	55%

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as % of Net Assets) as of 6.30.24
10 Largest Holdings[2] (% of Net Assets) as of 6.30.24
Top 10	% of Net Assets
Microsoft Corp.	7.2%
Apple, Inc.	7.0%
Guggenheim Ultra Short Duration Fund — Institutional Class	6.7%
NVIDIA Corp.	6.6%
Guggenheim Strategy Fund II	6.4%
Amazon.com, Inc.	4.3%
Broadcom, Inc.	4.1%
Meta Platforms, Inc. — Class A	3.8%
Alphabet, Inc. — Class A	2.3%
Alphabet, Inc. — Class C	2.2%
Top 10 Total	50.6%

[1]

"Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings" excludes any temporary cash or derivative investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (% of Net Assets) as of 6.30.24
Top 10	% of Net Assets
Microsoft Corp.	7.2%
Apple, Inc.	7.0%
Guggenheim Ultra Short Duration Fund — Institutional Class	6.7%
NVIDIA Corp.	6.6%
Guggenheim Strategy Fund II	6.4%
Amazon.com, Inc.	4.3%
Broadcom, Inc.	4.1%
Meta Platforms, Inc. — Class A	3.8%
Alphabet, Inc. — Class A	2.3%
Alphabet, Inc. — Class C	2.2%
Top 10 Total	50.6%

[1]

"Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings" excludes any temporary cash or derivative investments.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Inverse NASDAQ-100® Strategy Fund
Shareholder Report [Line Items]
Fund Name	Inverse NASDAQ-100® Strategy Fund
Class Name	Variable Annuity
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Inverse NASDAQ-100® Strategy Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	GuggenheimInvestments.com/variable-insurance-funds
Expenses [Text Block]	What were the fund costs for the last six months? (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Variable Annuity	$80	1.71%

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	1.71%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of January 1, 2024 to June 30, 2024, the fund returned (11.80%), underperforming the fund's benchmark, the S&P 500 Index, which returned 15.29% for the same period and underperforming the fund's secondary index, the NASDAQ-100 Index, which returned 17.47% for the same period.

The fund's broad-based securities market index was changed from the NASDAQ-100 Index to the S&P 500 Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last six months?

The sectors that contributed the most to the return of the underlying index were Information Technology, Communication Services, and Health Care. Those that detracted the most were Materials, Real Estate, and Financials. The holdings that contributed the most to the return of the underlying index were NVIDIA Corp., Broadcom, Inc., and Meta Platforms, Inc. – Class A. Those that detracted the most were Tesla, Inc., Intel Corp., and Adobe, Inc. The fund maintained a daily correlation of over 99% to its benchmark of -100% of the daily price movement of the NASDAQ-100 Index.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns*,† as of 6.30.24
	6 Month‡	One Year	Five Years	Ten Years
Inverse NASDAQ-100® Strategy Fund	-11.80%	-17.91%	-19.99%	-17.92%
S&P 500 Index	15.29%	24.56%	15.05%	12.86%
NASDAQ-100 Index	17.47%	30.77%	21.77%	18.92%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 914,512
Holdings Count | shares	10
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 6.30.24
Net Assets	$914,512
Number of Portfolio Holdings	10
Portfolio Turnover Rate	0%

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as % of Net Assets) as of 6.30.24
Largest Holdings[2] (% of Net Assets) as of 6.30.24
Top 10	% of Net Assets
Guggenheim Ultra Short Duration Fund — Institutional Class	20.4%
Guggenheim Strategy Fund II	19.9%
Total	40.3%

[1]

"Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"Largest Holdings" excludes any temporary cash or derivative investments.

Largest Holdings [Text Block]
Largest Holdings[2] (% of Net Assets) as of 6.30.24
Top 10	% of Net Assets
Guggenheim Ultra Short Duration Fund — Institutional Class	20.4%
Guggenheim Strategy Fund II	19.9%
Total	40.3%

[1]

"Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"Largest Holdings" excludes any temporary cash or derivative investments.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
S&P 500® 2x Strategy Fund
Shareholder Report [Line Items]
Fund Name	S&P 500® 2x Strategy Fund
Class Name	Variable Annuity
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the S&P 500® 2x Strategy Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	GuggenheimInvestments.com/variable-insurance-funds
Expenses [Text Block]	What were the fund costs for the last six months? (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Variable Annuity	$105	1.86%

Expenses Paid, Amount	$ 105
Expense Ratio, Percent	1.86%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of January 1, 2024 to June 30, 2024, the fund returned 27.15%, outperforming the fund's benchmark, the S&P 500 Index, which returned 15.29% for the same period.

What factors materially affected the fund's performance over the last six months?

The sectors that contributed the most to the return of the underlying index were Information Technology, Communication Services, and Financials. The only sector that detracted was Real Estate. The holdings that contributed the most to the return of the underlying index were NVIDIA Corp., Microsoft Corp., and Amazon.com, Inc. Those that detracted the most were Tesla, Inc., Intel Corp., and Boeing Co. The fund maintained a daily correlation of over 99% to its benchmark of 200% of the daily price movement of the S&P 500 Index.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns*,† as of 6.30.24
	6 Month‡	One Year	Five Years	Ten Years
S&P 500® 2x Strategy Fund	27.15%	41.50%	19.90%	18.29%
S&P 500 Index	15.29%	24.56%	15.05%	12.86%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 27,963,226
Holdings Count | shares	511
Investment Company, Portfolio Turnover	76.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 6.30.24
Net Assets	$27,963,226
Number of Portfolio Holdings	511
Portfolio Turnover Rate	76%

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as % of Net Assets) as of 6.30.24
10 Largest Holdings[2] (% of Net Assets) as of 6.30.24
Top 10	% of Net Assets
Microsoft Corp.	5.3%
NVIDIA Corp.	4.9%
Apple, Inc.	4.8%
Amazon.com, Inc.	2.8%
Meta Platforms, Inc. — Class A	1.8%
Alphabet, Inc. — Class A	1.7%
Alphabet, Inc. — Class C	1.4%
Berkshire Hathaway, Inc. — Class B	1.2%
Eli Lilly & Co.	1.2%
Broadcom, Inc.	1.1%
Top 10 Total	26.2%

[1]

"Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings" excludes any temporary cash or derivative investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (% of Net Assets) as of 6.30.24
Top 10	% of Net Assets
Microsoft Corp.	5.3%
NVIDIA Corp.	4.9%
Apple, Inc.	4.8%
Amazon.com, Inc.	2.8%
Meta Platforms, Inc. — Class A	1.8%
Alphabet, Inc. — Class A	1.7%
Alphabet, Inc. — Class C	1.4%
Berkshire Hathaway, Inc. — Class B	1.2%
Eli Lilly & Co.	1.2%
Broadcom, Inc.	1.1%
Top 10 Total	26.2%

[1]

"Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings" excludes any temporary cash or derivative investments.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
NASDAQ-100® 2x Strategy Fund
Shareholder Report [Line Items]
Fund Name	NASDAQ-100® 2x Strategy Fund
Class Name	Variable Annuity
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NASDAQ-100® 2x Strategy Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	GuggenheimInvestments.com/variable-insurance-funds
Expenses [Text Block]	What were the fund costs for the last six months? (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Variable Annuity	$108	1.87%

Expenses Paid, Amount	$ 108
Expense Ratio, Percent	1.87%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of January 1, 2024 to June 30, 2024, the fund returned 31.24%, outperforming the fund's benchmark, the S&P 500 Index, which returned 15.29% for the same period and outperforming the fund's secondary index, the NASDAQ-100 Index, which returned 17.47% for the same period.

The fund's broad-based securities market index was changed from the NASDAQ-100 Index to the S&P 500 Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last six months?

The sectors that contributed the most to the return of the underlying index were Information Technology, Communication Services, and Health Care. Those that detracted the most were Materials, Real Estate, and Financials. The holdings that contributed the most to the return of the underlying index were NVIDIA Corp., Broadcom, Inc., and Meta Platforms, Inc. – Class A. Those that detracted the most were Tesla, Inc., Intel Corp., and Adobe, Inc. The fund maintained a daily correlation of over 99% to its benchmark of 200% of the daily price movement of the NASDAQ-100 Index.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns*,† as of 6.30.24
	6 Month‡	One Year	Five Years	Ten Years
NASDAQ-100® 2x Strategy Fund	31.24%	54.48%	32.00%	29.47%
S&P 500 Index	15.29%	24.56%	15.05%	12.86%
NASDAQ-100 Index	17.47%	30.77%	21.77%	18.92%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 146,826,746
Holdings Count | shares	111
Investment Company, Portfolio Turnover	269.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 6.30.24
Net Assets	$146,826,746
Number of Portfolio Holdings	111
Portfolio Turnover Rate	269%

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as % of Net Assets) as of 6.30.24
10 Largest Holdings[2] (% of Net Assets) as of 6.30.24
Top 10	% of Net Assets
Microsoft Corp.	6.5%
Apple, Inc.	6.4%
NVIDIA Corp.	6.0%
Amazon.com, Inc.	4.0%
Broadcom, Inc.	3.8%
Meta Platforms, Inc. — Class A	3.5%
Alphabet, Inc. — Class A	2.1%
Alphabet, Inc. — Class C	2.0%
Costco Wholesale Corp.	1.9%
Tesla, Inc.	1.9%
Top 10 Total	38.1%

[1]

"Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or in investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings" excludes any temporary cash or derivative investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (% of Net Assets) as of 6.30.24
Top 10	% of Net Assets
Microsoft Corp.	6.5%
Apple, Inc.	6.4%
NVIDIA Corp.	6.0%
Amazon.com, Inc.	4.0%
Broadcom, Inc.	3.8%
Meta Platforms, Inc. — Class A	3.5%
Alphabet, Inc. — Class A	2.1%
Alphabet, Inc. — Class C	2.0%
Costco Wholesale Corp.	1.9%
Tesla, Inc.	1.9%
Top 10 Total	38.1%

[1]

"Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or in investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings" excludes any temporary cash or derivative investments.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Mid-Cap 1.5x Strategy Fund
Shareholder Report [Line Items]
Fund Name	Mid-Cap 1.5x Strategy Fund
Class Name	Variable Annuity
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Mid-Cap 1.5x Strategy Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	GuggenheimInvestments.com/variable-insurance-funds
Expenses [Text Block]	What were the fund costs for the last six months? (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Variable Annuity	$89	1.73%

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	1.73%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of January 1, 2024 to June 30, 2024, the fund returned 6.67%, underperforming the fund's benchmark, the S&P 500 Index, which returned 15.29% for the same period and outperforming the fund's secondary index, the S&P MidCap 400 Index, which returned 6.17% for the same period.

The fund's broad-based securities market index was changed from the S&P MidCap 400 Index to the S&P 500 Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last six months?

The sectors that contributed the most to the return of the underlying index were Information Technology, Industrials, and Consumer Discretionary. Those that detracted the most were Materials, Real Estate, and Communication Services. The holdings that contributed the most to the return of the underlying index were Super Micro Computer, Inc., Vistra Corp., and Pure Storage, Inc. – Class A. Those that detracted the most were Five Below, Inc., New York Community Bancorp, Inc., and Arcadium Lithium Plc. The fund maintained a correlation of more than 99% to its benchmark of 150% of the daily price movement of the S&P MidCap 400 Index.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns*,† as of 6.30.24
	6 Month‡	One Year	Five Years	Ten Years
Mid-Cap 1.5x Strategy Fund	6.67%	14.80%	9.59%	9.34%
S&P 500 Index	15.29%	24.56%	15.05%	12.86%
S&P MidCap 400 Index	6.17%	13.57%	10.27%	9.14%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 4,045,269
Holdings Count | shares	412
Investment Company, Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 6.30.24
Net Assets	$4,045,269
Number of Portfolio Holdings	412
Portfolio Turnover Rate	25%

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as % of Net Assets) as of 6.30.24
10 Largest Holdings[2] (% of Net Assets) as of 6.30.24
Top 10	% of Net Assets
Guggenheim Ultra Short Duration Fund — Institutional Class	3.9%
Guggenheim Strategy Fund II	2.0%
Pure Storage, Inc. — Class A	0.6%
Carlisle Companies, Inc.	0.6%
Williams-Sonoma, Inc.	0.6%
Lennox International, Inc.	0.5%
EMCOR Group, Inc.	0.5%
Illumina, Inc.	0.5%
Reliance, Inc.	0.5%
BioMarin Pharmaceutical, Inc.	0.5%
Top 10 Total	10.2%

[1]

"Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings" excludes any temporary cash or derivative investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (% of Net Assets) as of 6.30.24
Top 10	% of Net Assets
Guggenheim Ultra Short Duration Fund — Institutional Class	3.9%
Guggenheim Strategy Fund II	2.0%
Pure Storage, Inc. — Class A	0.6%
Carlisle Companies, Inc.	0.6%
Williams-Sonoma, Inc.	0.6%
Lennox International, Inc.	0.5%
EMCOR Group, Inc.	0.5%
Illumina, Inc.	0.5%
Reliance, Inc.	0.5%
BioMarin Pharmaceutical, Inc.	0.5%
Top 10 Total	10.2%

[1]

"Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings" excludes any temporary cash or derivative investments.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Inverse Mid-Cap Strategy Fund
Shareholder Report [Line Items]
Fund Name	Inverse Mid-Cap Strategy Fund
Class Name	Variable Annuity
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Inverse Mid-Cap Strategy Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	GuggenheimInvestments.com/variable-insurance-funds
Expenses [Text Block]	What were the fund costs for the last six months? (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Variable Annuity	$83	1.68%

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	1.68%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of January 1, 2024 to June 30, 2024, the fund returned (2.16%), underperforming the fund's benchmark, the S&P 500 Index, which returned 15.29% for the same period and underperforming the fund's secondary index, the S&P MidCap 400 Index, which returned 6.17% for the same period.

The fund's broad-based securities market index was changed from the S&P MidCap 400 Index to the S&P 500 Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last six months?

The sectors that contributed the most to the return of the underlying index were Information Technology, Industrials, and Consumer Discretionary. Those that detracted the most were Materials, Real Estate, and Communication Services. The holdings that contributed the most to the return of the underlying index were Super Micro Computer, Inc., Vistra Corp., and Pure Storage, Inc. – Class A. Those that detracted the most were Five Below, Inc., New York Community Bancorp, Inc., and Arcadium Lithium Plc. The fund maintained a daily correlation of 99% to its benchmark of -100% of the daily price movement of the S&P MidCap 400 Index.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns*,† as of 6.30.24
	6 Month‡	One Year	Five Years	Ten Years
Inverse Mid-Cap Strategy Fund	-2.16%	-5.36%	-12.12%	-10.49%
S&P 500 Index	15.29%	24.56%	15.05%	12.86%
S&P MidCap 400 Index	6.17%	13.57%	10.27%	9.14%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 140,349
Holdings Count | shares	9
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 6.30.24
Net Assets	$140,349
Number of Portfolio Holdings	9
Portfolio Turnover Rate	0%

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as % of Net Assets) as of 6.30.24
Largest Holdings[2] (% of Net Assets) as of 6.30.24
Top 10	% of Net Assets
Guggenheim Ultra Short Duration Fund — Institutional Class	17.5%
Guggenheim Strategy Fund II	14.4%
Total	31.9%

[1]

"Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"Largest Holdings" excludes any temporary cash or derivative investments.

Largest Holdings [Text Block]
Largest Holdings[2] (% of Net Assets) as of 6.30.24
Top 10	% of Net Assets
Guggenheim Ultra Short Duration Fund — Institutional Class	17.5%
Guggenheim Strategy Fund II	14.4%
Total	31.9%

[1]

"Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"Largest Holdings" excludes any temporary cash or derivative investments.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Russell 2000® 2x Strategy Fund
Shareholder Report [Line Items]
Fund Name	Russell 2000® 2x Strategy Fund
Class Name	Variable Annuity
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Russell 2000® 2x Strategy Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	GuggenheimInvestments.com/variable-insurance-funds
Expenses [Text Block]	What were the fund costs for the last six months? (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Variable Annuity	$85	1.74%

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	1.74%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of January 1, 2024 to June 30, 2024, the fund returned (2.50%), underperforming the fund's benchmark, the S&P 500 Index, which returned 15.29% for the same period and underperforming the fund's secondary index, the Russell 2000 Index, which returned 1.73% for the same period.

The fund's broad-based securities market index was changed from the Russell 2000 Index to the S&P 500 Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last six months?

The sectors that contributed the most to the return of the underlying index were Information Technology, Industrials, and Energy. Those that detracted the most were Financials, Real Estate, and Communication Services. The holdings that contributed the most to the Super Micro Computer, Inc., Carvana Co. – Class A, and MicroStrategy, Inc. - Class A. Those that detracted the most were Arcadium Lithium Plc, Cytokinetcs, Inc., and Pacific Biosciences of California, Inc. The fund maintained a daily correlation of over 99% to its benchmark of 200% of the daily price movement of the Russell 2000 Index.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns*,† as of 6.30.24
	6 Month‡	One Year	Five Years	Ten Years
Russell 2000® 2x Strategy Fund	-2.50%	7.88%	2.16%	5.21%
S&P 500 Index	15.29%	24.56%	15.05%	12.86%
Russell 2000 Index	1.73%	10.06%	6.94%	8.09%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 4,508,094
Holdings Count | shares	15
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 6.30.24
Net Assets	$4,508,094
Number of Portfolio Holdings	15
Portfolio Turnover Rate	0%

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as % of Net Assets) as of 6.30.24
Largest Holdings[2] (% of Net Assets) as of 6.30.24
Top 10	% of Net Assets
Vanguard Russell 2000 ETF	4.2%
iShares Russell 2000 Index ETF	4.2%
Total	8.4%

[1]

"Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"Largest Holdings" excludes any temporary cash or derivative investments.

Largest Holdings [Text Block]
Largest Holdings[2] (% of Net Assets) as of 6.30.24
Top 10	% of Net Assets
Vanguard Russell 2000 ETF	4.2%
iShares Russell 2000 Index ETF	4.2%
Total	8.4%

[1]

"Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"Largest Holdings" excludes any temporary cash or derivative investments.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Russell 2000® 1.5x Strategy Fund
Shareholder Report [Line Items]
Fund Name	Russell 2000® 1.5x Strategy Fund
Class Name	Variable Annuity
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Russell 2000® 1.5x Strategy Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	GuggenheimInvestments.com/variable-insurance-funds
Expenses [Text Block]	What were the fund costs for the last six months? (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Variable Annuity	$84	1.70%

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	1.70%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of January 1, 2024 to June 30, 2024, the fund returned (0.13%), underperforming the fund's benchmark, the S&P 500 Index, which returned 15.29% for the same period and underperforming the fund's secondary index, the Russell 2000 Index, which returned 1.73% for the same period.

The fund's broad-based securities market index was changed from the Russell 2000 Index to the S&P 500 Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last six months?

The sectors that contributed the most to the return of the underlying index were Information Technology, Industrials, and Energy. Those that detracted the most were Financials, Real Estate, and Communication Services. The holdings that contributed the most to the Super Micro Computer, Inc., Carvana Co. – Class A, and MicroStrategy, Inc. - Class A. Those that detracted the most were Arcadium Lithium Plc, Cytokinetcs, Inc., and Pacific Biosciences of California, Inc. The fund maintained a daily correlation of over 99% to its benchmark of 150% of the daily price movement of the Russell 2000 Index.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns*,† as of 6.30.24
	6 Month‡	One Year	Five Years	Ten Years
Russell 2000® 1.5x Strategy Fund	-0.13%	9.39%	4.41%	5.94%
S&P 500 Index	15.29%	24.56%	15.05%	12.86%
Russell 2000 Index	1.73%	10.06%	6.94%	8.09%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 3,226,550
Holdings Count | shares	1,999
Investment Company, Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 6.30.24
Net Assets	$3,226,550
Number of Portfolio Holdings	1,999
Portfolio Turnover Rate	6%

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as % of Net Assets) as of 6.30.24
10 Largest Holdings[2] (% of Net Assets) as of 6.30.24
Top 10	% of Net Assets
Vanguard Russell 2000 ETF	11.9%
iShares Russell 2000 Index ETF	11.9%
Guggenheim Ultra Short Duration Fund — Institutional Class	11.7%
Guggenheim Strategy Fund II	7.6%
Insmed, Inc.	0.1%
FTAI Aviation Ltd.	0.1%
Fabrinet	0.1%
Abercrombie & Fitch Co. — Class A	0.1%
Sprouts Farmers Market, Inc.	0.1%
Vaxcyte, Inc.	0.1%
Top 10 Total	43.7%

[1]

"Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings" excludes any temporary cash or derivative investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (% of Net Assets) as of 6.30.24
Top 10	% of Net Assets
Vanguard Russell 2000 ETF	11.9%
iShares Russell 2000 Index ETF	11.9%
Guggenheim Ultra Short Duration Fund — Institutional Class	11.7%
Guggenheim Strategy Fund II	7.6%
Insmed, Inc.	0.1%
FTAI Aviation Ltd.	0.1%
Fabrinet	0.1%
Abercrombie & Fitch Co. — Class A	0.1%
Sprouts Farmers Market, Inc.	0.1%
Vaxcyte, Inc.	0.1%
Top 10 Total	43.7%

[1]

"Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings" excludes any temporary cash or derivative investments.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Inverse Russell 2000® Strategy Fund
Shareholder Report [Line Items]
Fund Name	Inverse Russell 2000® Strategy Fund
Class Name	Variable Annuity
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Inverse Russell 2000® Strategy Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	GuggenheimInvestments.com/variable-insurance-funds
Expenses [Text Block]	What were the fund costs for the last six months? (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Variable Annuity	$85	1.70%

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	1.70%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of January 1, 2024 to June 30, 2024, the fund returned 1.31%, underperforming the fund's benchmark, the S&P 500 Index, which returned 15.29% for the same period and underperforming the fund's secondary index, the Russell 2000 Index, which returned 1.73% for the same period.

The fund's broad-based securities market index was changed from the Russell 2000 Index to the S&P 500 Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last six months?

The sectors that contributed the most to the return of the underlying index were Information Technology, Industrials, and Energy. Those that detracted the most were Financials, Real Estate, and Communication Services. The holdings that contributed the most to the Super Micro Computer, Inc., Carvana Co. – Class A, and MicroStrategy, Inc. - Class A. Those that detracted the most were Arcadium Lithium Plc, Cytokinetcs, Inc., and Pacific Biosciences of California, Inc. The fund maintained a daily correlation of over 99% to its benchmark of -100% of the daily price movement of the Russell 2000 Index.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns*,† as of 6.30.24
	6 Month‡	One Year	Five Years	Ten Years
Inverse Russell 2000® Strategy Fund	1.31%	-4.13%	-11.16%	-10.01%
S&P 500 Index	15.29%	24.56%	15.05%	12.86%
Russell 2000 Index	1.73%	10.06%	6.94%	8.09%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes.
Net Assets	$ 818,703
Holdings Count | shares	10
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 6.30.24
Net Assets	$818,703
Number of Portfolio Holdings	10
Portfolio Turnover Rate	0%

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as % of Net Assets) as of 6.30.24
Largest Holdings[2] (% of Net Assets) as of 6.30.24
Top 10	% of Net Assets
Guggenheim Ultra Short Duration Fund — Institutional Class	8.2%
Guggenheim Strategy Fund II	7.8%
Total	16.0%

[1]

"Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"Largest Holdings" excludes any temporary cash or derivative investments.

Largest Holdings [Text Block]
Largest Holdings[2] (% of Net Assets) as of 6.30.24
Top 10	% of Net Assets
Guggenheim Ultra Short Duration Fund — Institutional Class	8.2%
Guggenheim Strategy Fund II	7.8%
Total	16.0%

[1]

"Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"Largest Holdings" excludes any temporary cash or derivative investments.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Dow 2x Strategy Fund
Shareholder Report [Line Items]
Fund Name	Dow 2x Strategy Fund
Class Name	Variable Annuity
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Dow 2x Strategy Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	GuggenheimInvestments.com/variable-insurance-funds
Expenses [Text Block]	What were the fund costs for the last six months? (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Variable Annuity	$91	1.79%

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	1.79%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of January 1, 2024 to June 30, 2024, the fund returned 5.10%, underperforming the fund's benchmark, the S&P 500 Index, which returned 15.29% for the same period and outperforming the fund's secondary index, the Dow Jones Industrial Average, which returned 4.79% for the same period.

The fund's broad-based securities market index was changed from the Dow Jones Industrial Average to the S&P 500 Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last six months?

The sectors that contributed the most to the return of the underlying index were Financials, Information Technology, and Consumer Staples. Those that detracted the most were Consumer Discretionary, Industrials, and Materials. The holdings that contributed the most to return of the underlying index were Microsoft Corp., Goldman Sachs Group, Inc., and American Express Co. Those that detracted the most were Boeing Co., McDonald's Corp., and NIKE, Inc. – Class B. The fund maintained a daily correlation of over 99% to its benchmark of 200% of the daily price movement of the Dow Jones Industrial Average.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns*,† as of 6.30.24
	6 Month‡	One Year	Five Years	Ten Years
Dow 2x Strategy Fund	5.10%	23.28%	11.07%	15.37%
S&P 500 Index	15.29%	24.56%	15.05%	12.86%
Dow Jones Industrial Average	4.79%	16.02%	10.33%	11.30%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 7,285,239
Holdings Count | shares	37
Investment Company, Portfolio Turnover	258.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 6.30.24
Net Assets	$7,285,239
Number of Portfolio Holdings	37
Portfolio Turnover Rate	258%

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as % of Net Assets) as of 6.30.24
10 Largest Holdings[2] (% of Net Assets) as of 6.30.24
Top 10	% of Net Assets
UnitedHealth Group, Inc.	7.2%
Goldman Sachs Group, Inc.	6.4%
Microsoft Corp.	6.4%
Home Depot, Inc.	4.9%
Caterpillar, Inc.	4.7%
Amgen, Inc.	4.4%
Visa, Inc. — Class A	3.7%
Salesforce, Inc.	3.7%
McDonald's Corp.	3.6%
American Express Co.	3.3%
Top 10 Total	48.3%

[1]

"Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in

Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings" excludes any temporary cash or derivative investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (% of Net Assets) as of 6.30.24
Top 10	% of Net Assets
UnitedHealth Group, Inc.	7.2%
Goldman Sachs Group, Inc.	6.4%
Microsoft Corp.	6.4%
Home Depot, Inc.	4.9%
Caterpillar, Inc.	4.7%
Amgen, Inc.	4.4%
Visa, Inc. — Class A	3.7%
Salesforce, Inc.	3.7%
McDonald's Corp.	3.6%
American Express Co.	3.3%
Top 10 Total	48.3%

[1]

"Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in

Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings" excludes any temporary cash or derivative investments.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Inverse Dow 2x Strategy Fund
Shareholder Report [Line Items]
Fund Name	Inverse Dow 2x Strategy Fund
Class Name	Variable Annuity
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Inverse Dow 2x Strategy Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	GuggenheimInvestments.com/variable-insurance-funds
Expenses [Text Block]	What were the fund costs for the last six months? (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Variable Annuity	$86	1.76%

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	1.76%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of January 1, 2024 to June 30, 2024, the fund returned (3.58%), underperforming the fund's benchmark, the S&P 500 Index, which returned 15.29% for the same period and underperforming the fund's secondary index, the Dow Jones Industrial Average, which returned 4.79% for the same period.

The fund's broad-based securities market index was changed from the Dow Jones Industrial Average to the S&P 500 Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last six months?

The sectors that contributed the most to the return of the underlying index were Financials, Information Technology, and Consumer Staples. Those that detracted the most were Consumer Discretionary, Industrials, and Materials. The holdings that contributed the most to return of the underlying index were Microsoft Corp., Goldman Sachs Group, Inc., and American Express Co. Those that detracted the most were Boeing Co., McDonald's Corp., and NIKE, Inc. – Class B. The fund maintained a daily correlation of over 99% to its benchmark of -200% of the daily price movement of the Dow Jones Industrial Average.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns*,† as of 6.30.24
	6 Month‡	One Year	Five Years	Ten Years
Inverse Dow 2x Strategy Fund	-3.58%	-16.63%	-24.45%	-24.16%
S&P 500 Index	15.29%	24.56%	15.05%	12.86%
Dow Jones Industrial Average	4.79%	16.02%	10.33%	11.30%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 920,546
Holdings Count | shares	10
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 6.30.24
Net Assets	$920,546
Number of Portfolio Holdings	10
Portfolio Turnover Rate	0%

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as % of Net Assets) as of 6.30.24

[1]

"Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Government Long Bond 1.2x Strategy Fund
Shareholder Report [Line Items]
Fund Name	Government Long Bond 1.2x Strategy Fund
Class Name	Variable Annuity
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Government Long Bond 1.2x Strategy Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	GuggenheimInvestments.com/variable-insurance-funds
Expenses [Text Block]	What were the fund costs for the last six months? (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Variable Annuity	$64	1.35%

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	1.35%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of January 1, 2024 to June 30, 2024, the fund returned (8.58%), underperforming the fund's benchmark, the Bloomberg U.S. Aggregate Bond Index, which returned (0.71%) for the same period and underperforming the fund's secondary index, the Bloomberg U.S. Treasury 30 Yr. Bellwether Index, which returned (6.20%) for the same period.

The fund's broad-based securities market index was changed from the Bloomberg U.S. Treasury 30 Year Bellwether Index to the Bloomberg U.S. Aggregate Bond Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last six months?

As long-term Treasury bond prices fell, yields generally rose over the period, from 4.03% to 4.56%, as solid economic data initially dampened rate-cut expectations and inflation remained above the U.S. Federal Reserve's (the "Fed") target level. However, yields began to decline from their April peak as weaker inflation reports spurred hopes for rate cuts to move up on the calendar. The Fed said at its June 2024 meeting that economic activity continued to expand at a solid pace, but that inflation remained elevated. It kept its key Fed funds rate unchanged, and its summary of economic projections indicated just one rate cut is likely in 2024, down from three in March, but compared with two cuts by many forecasters.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns*,† as of 6.30.24
	6 Month‡	One Year	Five Years	Ten Years
Government Long Bond 1.2x Strategy Fund	-8.58%	-12.12%	-9.03%	-2.15%
Bloomberg U.S. Aggregate Bond Index	-0.71%	2.63%	-0.23%	1.35%
Bloomberg U.S. Treasury 30 Yr. Bellwether Index	-6.20%	-7.60%	-5.58%	-0.08%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes.
Net Assets	$ 5,063,613
Holdings Count | shares	9
Investment Company, Portfolio Turnover	1029.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 6.30.24
Net Assets	$5,063,613
Number of Portfolio Holdings	9
Portfolio Turnover Rate	1,029%

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as % of Net Assets) as of 6.30.24
Largest Holdings[2] (% of Net Assets) as of 6.30.24
Top 10	% of Net Assets
U.S. Treasury Bonds	44.1%
Guggenheim Strategy Fund II	5.3%
Guggenheim Ultra Short Duration Fund — Institutional Class	4.9%
Total	54.3%

[1]

"Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"Largest Holdings" excludes any temporary cash or derivative investments.

Largest Holdings [Text Block]
Largest Holdings[2] (% of Net Assets) as of 6.30.24
Top 10	% of Net Assets
U.S. Treasury Bonds	44.1%
Guggenheim Strategy Fund II	5.3%
Guggenheim Ultra Short Duration Fund — Institutional Class	4.9%
Total	54.3%

[1]

"Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"Largest Holdings" excludes any temporary cash or derivative investments.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Inverse Government Long Bond Strategy Fund
Shareholder Report [Line Items]
Fund Name	Inverse Government Long Bond Strategy Fund
Class Name	Variable Annuity
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Inverse Government Long Bond Strategy Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	GuggenheimInvestments.com/variable-insurance-funds
Expenses [Text Block]	What were the fund costs for the last six months? (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Variable Annuity	$258	4.94%

Expenses Paid, Amount	$ 258
Expense Ratio, Percent	4.94%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of January 1, 2024 to June 30, 2024, the fund returned 10.39%, outperforming the fund's benchmark, the Bloomberg U.S. Aggregate Bond Index, which returned (0.71%) for the same period and outperforming the fund's secondary index, the Bloomberg U.S. Treasury 30 Yr. Bellwether Index, which returned (6.20%) for the same period.

The fund's broad-based securities market index was changed from the Bloomberg U.S. Treasury 30 Year Bellwether Index to the Bloomberg U.S. Aggregate Bond Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last six months?

As long-term Treasury bond prices fell, yields generally rose over the period, from 4.03% to 4.56%, as solid economic data initially dampened rate-cut expectations and inflation remained above the U.S. Federal Reserve's (the "Fed") target level. However, yields began to decline from their April peak as weaker inflation reports spurred hopes for rate cuts to move up on the calendar. The Fed said at its June 2024 meeting that economic activity continued to expand at a solid pace, but that inflation remained elevated. It kept its key Fed funds rate unchanged, and its summary of economic projections indicated just one rate cut is likely in 2024, down from three in March, but compared with two cuts by many forecasters.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns*,† as of 6.30.24
	6 Month‡	One Year	Five Years	Ten Years
Inverse Government Long Bond Strategy Fund	10.39%	16.18%	5.16%	-0.95%
Bloomberg U.S. Aggregate Bond Index	-0.71%	2.63%	-0.23%	1.35%
Bloomberg U.S. Treasury 30 Yr. Bellwether Index	-6.20%	-7.60%	-5.58%	-0.08%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 3,544,401
Holdings Count | shares	11
Investment Company, Portfolio Turnover	356.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 6.30.24
Net Assets	$3,544,401
Number of Portfolio Holdings	11
Portfolio Turnover Rate	356%

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as % of Net Assets) as of 6.30.24
Largest Holdings[2] (% of Net Assets) as of 6.30.24
Top 10	% of Net Assets
Guggenheim Strategy Fund II	14.4%
Guggenheim Ultra Short Duration Fund — Institutional Class	13.1%
Total	27.5%

[1]

"Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"Largest Holdings" excludes any temporary cash or derivative investments.

Largest Holdings [Text Block]
Largest Holdings[2] (% of Net Assets) as of 6.30.24
Top 10	% of Net Assets
Guggenheim Strategy Fund II	14.4%
Guggenheim Ultra Short Duration Fund — Institutional Class	13.1%
Total	27.5%

[1]

"Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"Largest Holdings" excludes any temporary cash or derivative investments.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Variable Annuity, High Yield Strategy Fund
Shareholder Report [Line Items]
Fund Name	High Yield Strategy Fund
Class Name	Variable Annuity
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the High Yield Strategy Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	GuggenheimInvestments.com/variable-insurance-funds
Expenses [Text Block]	What were the fund costs for the last six months? (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Variable Annuity	$79	1.58%

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	1.58%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of January 1, 2024 to June 30, 2024, the fund returned 1.85%, outperforming the fund's benchmark, the Bloomberg U.S. Aggregate Bond Index, which returned (0.71%) for the same period and underperforming the fund's secondary index, the Bloomberg U.S. Corporate High Yield Index, which returned 2.58% for the same period.

The fund's broad-based securities market index was changed from the Bloomberg U.S. Corporate High Yield Index to the Bloomberg U.S. Aggregate Bond Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last six months?

High yield continued to generate positive returns for the reporting period, with coupon-like returns amid interest rate volatility. Overall, lower financing costs and borrower sentiment spurred heavy new issuance volume while strong market conditions kept spreads tight. The Consumer Cyclical sector and the Energy sector contributed the most to return of the Bloomberg U.S. Corporate High Yield Index (the "Index"). The Communications sector was the largest detractor. From a ratings perspective, BB rated securities contributed the most to the return of the Index, followed by B rated securities.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns*,† as of 6.30.24
	6 Month‡	One Year	Five Years	Since Inception (10.15.14)
High Yield Strategy Fund	1.85%	9.99%	1.22%	3.49%
Bloomberg U.S. Aggregate Bond Index	-0.71%	2.63%	-0.23%	1.17%
Bloomberg U.S. Corporate High Yield Index	2.58%	10.44%	3.92%	4.76%

Performance Inception Date	Oct. 15, 2014
No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 7,765,362
Holdings Count | shares	17
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 6.30.24
Net Assets	$7,765,362
Number of Portfolio Holdings	17
Portfolio Turnover Rate	0%

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as % of Net Assets) as of 6.30.24
Largest Holdings[2] (% of Net Assets) as of 6.30.24
Top 10	% of Net Assets
Guggenheim Ultra Short Duration Fund — Institutional Class	7.3%
Guggenheim Strategy Fund II	7.3%
iShares iBoxx High Yield Corporate Bond ETF	1.6%
SPDR Bloomberg High Yield Bond ETF	1.5%
Total	17.7%

[1]

"Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"Largest Holdings" excludes any temporary cash or derivative investments.

Largest Holdings [Text Block]
Largest Holdings[2] (% of Net Assets) as of 6.30.24
Top 10	% of Net Assets
Guggenheim Ultra Short Duration Fund — Institutional Class	7.3%
Guggenheim Strategy Fund II	7.3%
iShares iBoxx High Yield Corporate Bond ETF	1.6%
SPDR Bloomberg High Yield Bond ETF	1.5%
Total	17.7%

[1]

"Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"Largest Holdings" excludes any temporary cash or derivative investments.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
U.S. Government Money Market Fund
Shareholder Report [Line Items]
Fund Name	U.S. Government Money Market Fund
Class Name	Variable Annuity
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the U.S. Government Money Market Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	GuggenheimInvestments.com/variable-insurance-funds
Expenses [Text Block]	What were the fund costs for the last six months? (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Variable Annuity	$71	1.41%

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	1.41%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of January 1, 2024 to June 30, 2024, the fund returned 2.00%.

What factors materially affected the fund's performance over the last six months?

As Treasury bond prices fell, yields generally rose over the reporting period, as solid economic data initially dampened rate-cut expectations and inflation remained above the U.S. Federal Reserve's (the "Fed") target level. However, yields began to decline from their April peak as weaker inflation reports spurred hopes for rate cuts to move up on the calendar. The Fed said at its June 2024 meeting that economic activity continued to expand at a solid pace, but that inflation remained elevated. It kept its key Fed funds rate unchanged, and its summary of economic projections indicated just one rate cut is likely in 2024, down from three in March, but compared with two cuts by many forecasters.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Average Annual Return [Table Text Block]	Average Annual Total Returns*,† as of 6.30.24
	6 Month‡	One Year	Five Years	Ten Years
U.S. Government Money Market Fund	2.00%	4.02%	1.36%	0.79%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 41,644,471
Holdings Count | shares	21
Additional Fund Statistics [Text Block]	Fund Statistics as of 6.30.24
Net Assets	$41,644,471
Number of Portfolio Holdings	21

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as % of Net Assets) as of 6.30.24

[1]	"Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
S&P 500® Pure Growth Fund
Shareholder Report [Line Items]
Fund Name	S&P 500® Pure Growth Fund
Class Name	Variable Annuity
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the S&P 500® Pure Growth Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	GuggenheimInvestments.com/variable-insurance-funds
Expenses [Text Block]	What were the fund costs for the last six months? (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Variable Annuity	$86	1.61%

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	1.61%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of January 1, 2024 to June 30, 2024, the fund returned 14.88%, underperforming the fund's benchmark, the S&P 500 Index, which returned 15.29% for the same period and underperforming the fund's secondary index, the S&P 500 Pure Growth Index, which returned 15.82% for the same period.

The fund's broad-based securities market index was changed from the S&P 500 Pure Growth Index to the S&P 500 Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last six months?

The sectors that contributed the most to the return of the underlying index for the reporting period were Information Technology, Communication Services, and Consumer Discretionary. The only sector that detracted was Materials. The holdings that contributed the most to the return of the underlying index for the reporting period were NVIDIA Corp., Arista Networks, Inc., and KLA Corp. Those that detracted the most were Super Micro Computer, Inc., Lululemon Athletica, Inc., and Tesla, Inc. The fund maintained a daily correlation of over 99% to the S&P 500 Pure Growth Index for the reporting period.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns*,† as of 6.30.24
	6 Month‡	One Year	Five Years	Ten Years
S&P 500® Pure Growth Fund	14.88%	21.26%	8.57%	8.44%
S&P 500 Index	15.29%	24.56%	15.05%	12.86%
S&P 500 Pure Growth Index	15.82%	23.55%	10.45%	10.28%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 29,047,874
Holdings Count | shares	67
Investment Company, Portfolio Turnover	118.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 6.30.24
Net Assets	$29,047,874
Number of Portfolio Holdings	67
Portfolio Turnover Rate	118%

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as % of Net Assets) as of 6.30.24
10 Largest Holdings[2] (% of Net Assets) as of 6.30.24
Top 10	% of Net Assets
NVIDIA Corp.	4.9%
Arista Networks, Inc.	2.9%
Royal Caribbean Cruises Ltd.	2.7%
Monolithic Power Systems, Inc.	2.6%
Crowdstrike Holdings, Inc. — Class A	2.6%
KLA Corp.	2.4%
Booking Holdings, Inc.	2.3%
Uber Technologies, Inc.	2.3%
Targa Resources Corp.	2.1%
KKR & Company, Inc. — Class A	2.1%
Top 10 Total	26.9%

[1]

"Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings" excludes any temporary cash investments or derivative.

Largest Holdings [Text Block]
10 Largest Holdings[2] (% of Net Assets) as of 6.30.24
Top 10	% of Net Assets
NVIDIA Corp.	4.9%
Arista Networks, Inc.	2.9%
Royal Caribbean Cruises Ltd.	2.7%
Monolithic Power Systems, Inc.	2.6%
Crowdstrike Holdings, Inc. — Class A	2.6%
KLA Corp.	2.4%
Booking Holdings, Inc.	2.3%
Uber Technologies, Inc.	2.3%
Targa Resources Corp.	2.1%
KKR & Company, Inc. — Class A	2.1%
Top 10 Total	26.9%

[1]

"Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings" excludes any temporary cash investments or derivative.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
S&P 500® Pure Value Fund
Shareholder Report [Line Items]
Fund Name	S&P 500® Pure Value Fund
Class Name	Variable Annuity
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the S&P 500® Pure Value Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	GuggenheimInvestments.com/variable-insurance-funds
Expenses [Text Block]	What were the fund costs for the last six months? (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Variable Annuity	$81	1.62%

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	1.62%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of January 1, 2024 to June 30, 2024, the fund returned 2.06%, underperforming the fund's benchmark, the S&P 500 Index, which returned 15.29% for the same period and underperforming the fund's secondary index, the S&P 500 Pure Value Index, which returned 2.84% for the same period.

The fund's broad-based securities market index was changed from the S&P 500 Pure Value Index to the S&P 500 Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last six months?

The sectors that contributed the most to the return of the underlying index for the reporting period were Financials, Consumer Discretionary, and Energy. Those that detracted the most were Consumer Staples, Communication Services, and Health Care. The holdings that contributed the most to the return of the underlying index for the reporting period were General Motors Co., Berkshire Hathaway, Inc. – Class B, and Citigroup, Inc. Those that detracted the most were Walgreens Boots Alliance, Inc., Paramount Global – Class B, and Warner Bros. Discovery, Inc. – Series A. The fund maintained a daily correlation of over 99% to the S&P 500 Pure Value Index for the reporting period.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns*,† as of 6.30.24
	6 Month‡	One Year	Five Years	Ten Years
S&P 500® Pure Value Fund	2.06%	8.56%	6.04%	5.26%
S&P 500 Index	15.29%	24.56%	15.05%	12.86%
S&P 500 Pure Value Index	2.84%	10.48%	7.97%	7.06%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 19,700,389
Holdings Count | shares	97
Investment Company, Portfolio Turnover	93.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 6.30.24
Net Assets	$19,700,389
Number of Portfolio Holdings	97
Portfolio Turnover Rate	93%

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as % of Net Assets) as of 6.30.24
10 Largest Holdings[2] (% of Net Assets) as of 6.30.24
Top 10	% of Net Assets
General Motors Co.	4.4%
Berkshire Hathaway, Inc. — Class B	3.6%
Ford Motor Co.	2.8%
United Airlines Holdings, Inc.	2.4%
Citigroup, Inc.	2.2%
Tyson Foods, Inc. — Class A	2.2%
Valero Energy Corp.	2.2%
Viatris, Inc.	2.1%
Mohawk Industries, Inc.	2.1%
Bunge Global S.A.	2.0%
Top 10 Total	26.0%

[1]

"Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings" excludes any temporary cash or derivative investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (% of Net Assets) as of 6.30.24
Top 10	% of Net Assets
General Motors Co.	4.4%
Berkshire Hathaway, Inc. — Class B	3.6%
Ford Motor Co.	2.8%
United Airlines Holdings, Inc.	2.4%
Citigroup, Inc.	2.2%
Tyson Foods, Inc. — Class A	2.2%
Valero Energy Corp.	2.2%
Viatris, Inc.	2.1%
Mohawk Industries, Inc.	2.1%
Bunge Global S.A.	2.0%
Top 10 Total	26.0%

[1]

"Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings" excludes any temporary cash or derivative investments.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
S&P MidCap 400® Pure Growth Fund
Shareholder Report [Line Items]
Fund Name	S&P MidCap 400® Pure Growth Fund
Class Name	Variable Annuity
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the S&P MidCap 400® Pure Growth Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	GuggenheimInvestments.com/variable-insurance-funds
Expenses [Text Block]	What were the fund costs for the last six months? (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Variable Annuity	$87	1.61%

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	1.61%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of January 1, 2024 to June 30, 2024, the fund returned 17.51%, underperforming the fund's benchmark, the S&P 500 Index, which returned 15.29% for the same period and underperforming the fund's secondary index, the S&P MidCap 400 Pure Growth Index, which returned 18.57% for the same period.

The fund's broad-based securities market index was changed from the S&P MidCap 400 Pure Growth Index to the S&P 500 Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last six months?

The sectors that contributed the most to the return of the underlying index for the reporting period were Information Technology, Consumer Discretionary, and Industrials. No sector detracted from the return of the underlying index. The holdings that contributed the most to the return of the underly index for the reporting period were Super Micro Computer, Inc., Vistra Corp., and Wingstop, Inc. Those that detracted the most were Five Below, Inc., Avis Budget Group, Inc., and Qualys, Inc. The fund maintained a daily correlation of over 99% to the S&P MidCap 400 Pure Growth Index for the reporting period.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns*,† as of 6.30.24
	6 Month‡	One Year	Five Years	Ten Years
S&P MidCap 400® Pure Growth Fund	17.51%	23.91%	9.48%	6.05%
S&P 500 Index	15.29%	24.56%	15.05%	12.86%
S&P MidCap 400 Pure Growth Index	18.57%	26.36%	11.34%	7.82%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 13,192,106
Holdings Count | shares	88
Investment Company, Portfolio Turnover	208.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 6.30.24
Net Assets	$13,192,106
Number of Portfolio Holdings	88
Portfolio Turnover Rate	208%

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as % of Net Assets) as of 6.30.24
10 Largest Holdings[2] (% of Net Assets) as of 6.30.24
Top 10	% of Net Assets
elf Beauty, Inc.	2.5%
CNX Resources Corp.	2.4%
Duolingo, Inc.	2.2%
Weatherford International plc	2.2%
Southwestern Energy Co.	2.1%
Wingstop, Inc.	2.1%
Comfort Systems USA, Inc.	1.9%
Medpace Holdings, Inc.	1.9%
Ryan Specialty Holdings, Inc.	1.9%
Permian Resources Corp.	1.9%
Top 10 Total	21.1%

[1]

"Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings" excludes any temporary cash or derivative investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (% of Net Assets) as of 6.30.24
Top 10	% of Net Assets
elf Beauty, Inc.	2.5%
CNX Resources Corp.	2.4%
Duolingo, Inc.	2.2%
Weatherford International plc	2.2%
Southwestern Energy Co.	2.1%
Wingstop, Inc.	2.1%
Comfort Systems USA, Inc.	1.9%
Medpace Holdings, Inc.	1.9%
Ryan Specialty Holdings, Inc.	1.9%
Permian Resources Corp.	1.9%
Top 10 Total	21.1%

[1]

"Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings" excludes any temporary cash or derivative investments.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
S&P MidCap 400® Pure Value Fund
Shareholder Report [Line Items]
Fund Name	S&P MidCap 400® Pure Value Fund
Class Name	Variable Annuity
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the S&P MidCap 400® Pure Value Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	GuggenheimInvestments.com/variable-insurance-funds
Expenses [Text Block]	What were the fund costs for the last six months? (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Variable Annuity	$79	1.62%

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	1.62%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of January 1, 2024 to June 30, 2024, the fund returned (3.75%), underperforming the fund's benchmark, the S&P 500 Index, which returned 15.29% for the same period and underperforming the fund's secondary index, the S&P MidCap 400 Pure Value Index, which returned (3.00%) for the same period.

The fund's broad-based securities market index was changed from the S&P MidCap 400 Pure Value Index to the S&P 500 Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable

What factors materially affected the fund's performance over the last six months?

The sectors that contributed the most to the return of the underlying index for the reporting period were Consumer Staples, Information Technology, and Energy. Those that detracted the most were Consumer Discretionary, Industrials, and Materials. The holdings that contributed the most to the return of the underlying index for the reporting period were Tenet Healthcare Corp., MasTec, Inc., and Pilgrim's Pride Corp. Those that detracted the most were Hertz Global Holdings, Inc., New York Community Bancorp, Inc., and Adient Plc. The fund maintained a daily correlation of over 99% to the S&P MidCap 400 Pure Value Index for the reporting period.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns*,† as of 6.30.24
	6 Month‡	One Year	Five Years	Ten Years
S&P MidCap 400® Pure Value Fund	-3.75%	8.10%	11.21%	7.78%
S&P 500 Index	15.29%	24.56%	15.05%	12.86%
S&P MidCap 400 Pure Value Index	-3.00%	10.05%	13.23%	9.71%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 7,280,789
Holdings Count | shares	89
Investment Company, Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 6.30.24
Net Assets	$7,280,789
Number of Portfolio Holdings	89
Portfolio Turnover Rate	33%

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as % of Net Assets) as of 6.30.24
10 Largest Holdings[2] (% of Net Assets) as of 6.30.24
Top 10	% of Net Assets
PBF Energy, Inc. — Class A	2.9%
Macy's, Inc.	2.8%
Avnet, Inc.	2.8%
TD SYNNEX Corp.	2.6%
United States Steel Corp.	2.3%
MasTec, Inc.	2.2%
Arrow Electronics, Inc.	2.2%
HF Sinclair Corp.	2.1%
Tenet Healthcare Corp.	2.0%
Nordstrom, Inc.	2.0%
Top 10 Total	23.9%

[1]

"Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings" excludes any temporary cash or derivative investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (% of Net Assets) as of 6.30.24
Top 10	% of Net Assets
PBF Energy, Inc. — Class A	2.9%
Macy's, Inc.	2.8%
Avnet, Inc.	2.8%
TD SYNNEX Corp.	2.6%
United States Steel Corp.	2.3%
MasTec, Inc.	2.2%
Arrow Electronics, Inc.	2.2%
HF Sinclair Corp.	2.1%
Tenet Healthcare Corp.	2.0%
Nordstrom, Inc.	2.0%
Top 10 Total	23.9%

[1]

"Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings" excludes any temporary cash or derivative investments.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
S&P SmallCap 600® Pure Growth Fund
Shareholder Report [Line Items]
Fund Name	S&P SmallCap 600® Pure Growth Fund
Class Name	Variable Annuity
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the S&P SmallCap 600® Pure Growth Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	GuggenheimInvestments.com/variable-insurance-funds
Expenses [Text Block]	What were the fund costs for the last six months? (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Variable Annuity	$82	1.62%

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	1.62%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of January 1, 2024 to June 30, 2024, the fund returned 3.71%, underperforming the fund's benchmark, the S&P 500 Index, which returned 15.29% for the same period and underperforming the fund's secondary index, the S&P SmallCap 600 Pure Growth Index, which returned 4.64% for the same period.

The fund's broad-based securities market index was changed from the S&P SmallCap 600 Pure Growth Index to the S&P 500 Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last six months?

The sectors that contributed the most to the return of the underlying index for the reporting period were Industrials, Consumer Discretionary, and Information Technology. The only sectors that detracted were Real Estate and Consumer Staples. The holdings that contributed the most to the return of the underlying index for the reporting period were Abercrombie & Fitch Co. – Class A, UFP Technologies, Inc., and Boot Barn Holdings, Inc. Those that detracted the most were OraSure Technologies, Inc., DoubleVerify Holdings, Inc., and Par Pacific Holdings, Inc. The fund maintained a daily correlation of over 99% to the S&P SmallCap 600 Pure Growth Index for the reporting period.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns*,† as of 6.30.24
	6 Month‡	One Year	Five Years	Ten Years
S&P SmallCap 600® Pure Growth Fund	3.71%	11.53%	4.53%	5.03%
S&P 500 Index	15.29%	24.56%	15.05%	12.86%
S&P SmallCap 600 Pure Growth Index	4.64%	13.71%	6.41%	6.89%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 6,781,667
Holdings Count | shares	138
Investment Company, Portfolio Turnover	139.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 6.30.24
Net Assets	$6,781,667
Number of Portfolio Holdings	138
Portfolio Turnover Rate	139%

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as % of Net Assets) as of 6.30.24
10 Largest Holdings[2] (% of Net Assets) as of 6.30.24
Top 10	% of Net Assets
Abercrombie & Fitch Co. — Class A	1.7%
Encore Wire Corp.	1.6%
Two Harbors Investment Corp.	1.6%
UFP Technologies, Inc.	1.5%
Cinemark Holdings, Inc.	1.4%
PROG Holdings, Inc.	1.4%
Boot Barn Holdings, Inc.	1.3%
SiriusPoint Ltd.	1.3%
Axcelis Technologies, Inc.	1.3%
Warrior Met Coal, Inc.	1.3%
Top 10 Total	14.4%

[1]

"Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings" excludes any temporary cash or derivative investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (% of Net Assets) as of 6.30.24
Top 10	% of Net Assets
Abercrombie & Fitch Co. — Class A	1.7%
Encore Wire Corp.	1.6%
Two Harbors Investment Corp.	1.6%
UFP Technologies, Inc.	1.5%
Cinemark Holdings, Inc.	1.4%
PROG Holdings, Inc.	1.4%
Boot Barn Holdings, Inc.	1.3%
SiriusPoint Ltd.	1.3%
Axcelis Technologies, Inc.	1.3%
Warrior Met Coal, Inc.	1.3%
Top 10 Total	14.4%

[1]

"Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings" excludes any temporary cash or derivative investments.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
S&P SmallCap 600® Pure Value Fund
Shareholder Report [Line Items]
Fund Name	S&P SmallCap 600® Pure Value Fund
Class Name	Variable Annuity
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the S&P SmallCap 600® Pure Value Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	GuggenheimInvestments.com/variable-insurance-funds
Expenses [Text Block]	What were the fund costs for the last six months? (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Variable Annuity	$78	1.62%

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	1.62%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of January 1, 2024 to June 30, 2024, the fund returned (7.39%), underperforming the fund's benchmark, the S&P 500 Index, which returned 15.29% for the same period and underperforming the fund's secondary index, the S&P SmallCap 600 Pure Value Index, which returned (6.68%) for the same period.

The fund's broad-based securities market index was changed from the S&P SmallCap 600 Pure Value Index to the S&P 500 Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last six months?

The sectors that contributed the most to the return of the underlying index for the reporting period were Energy, Materials, and Financials. Those that detracted the most were Real Estate, Communication Services, and Consumer Discretionary. The holdings that contributed the most to the return of the underlying index for the reporting period were Benchmark Electronics, Inc., Bread Financial Holdings, Inc., and Jackson Financial, Inc, - Class A. Those that detracted the most were Anywhere Real Estate, Inc., AMC Networks, Inc. – Class A, and Xerox Holdings Corp. The fund maintained a daily correlation of over 99% to the S&P 600 Pure Value Index for the reporting period.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns*,† as of 6.30.24
	6 Month‡	One Year	Five Years	Ten Years
S&P SmallCap 600® Pure Value Fund	-7.39%	6.19%	9.15%	4.12%
S&P 500 Index	15.29%	24.56%	15.05%	12.86%
S&P SmallCap 600 Pure Value Index	-6.68%	7.91%	11.30%	6.01%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 8,048,335
Holdings Count | shares	142
Investment Company, Portfolio Turnover	127.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 6.30.24
Net Assets	$8,048,335
Number of Portfolio Holdings	142
Portfolio Turnover Rate	127%

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as % of Net Assets) as of 6.30.24
10 Largest Holdings[2] (% of Net Assets) as of 6.30.24
Top 10	% of Net Assets
JetBlue Airways Corp.	1.9%
Phinia, Inc.	1.9%
World Kinect Corp.	1.8%
EchoStar Corp. — Class A	1.7%
Bread Financial Holdings, Inc.	1.7%
Benchmark Electronics, Inc.	1.7%
Green Dot Corp. — Class A	1.6%
Kelly Services, Inc. — Class A	1.6%
Clearwater Paper Corp.	1.5%
NCR Atleos Corp.	1.5%
Top 10 Total	16.9%

[1]

"Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings" excludes any temporary cash or derivative investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (% of Net Assets) as of 6.30.24
Top 10	% of Net Assets
JetBlue Airways Corp.	1.9%
Phinia, Inc.	1.9%
World Kinect Corp.	1.8%
EchoStar Corp. — Class A	1.7%
Bread Financial Holdings, Inc.	1.7%
Benchmark Electronics, Inc.	1.7%
Green Dot Corp. — Class A	1.6%
Kelly Services, Inc. — Class A	1.6%
Clearwater Paper Corp.	1.5%
NCR Atleos Corp.	1.5%
Top 10 Total	16.9%

[1]

"Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings" excludes any temporary cash or derivative investments.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Europe 1.25x Strategy Fund
Shareholder Report [Line Items]
Fund Name	Europe 1.25x Strategy Fund
Class Name	Variable Annuity
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Europe 1.25x Strategy Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	GuggenheimInvestments.com/variable-insurance-funds
Expenses [Text Block]	What were the fund costs for the last six months? (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Variable Annuity	$90	1.73%

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	1.73%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of January 1, 2024 to June 30, 2024, the fund returned 9.07%, outperforming the fund's benchmark, the MSCI World ex US Index, which returned 3.19% for the same period and outperforming the fund's secondary index, the STOXX Europe 50 Index, which returned 8.61% for the same period.

The fund's broad-based securities market index was changed from the STOXX Europe 50 Index to the MSCI World ex US Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last six months?

The sectors that contributed the most to the return of the underlying index for the reporting period were Information Technology, Financials, and Industrials. Those that detracted the most were Consumer Staples, Utilities, and Materials. The holdings that contributed the most to the return of the underlying index for the reporting period were ASML Holding N.V. Class G, SAP SE ADR, and Schneider Electric SE. Those that detracted the most were L'Oreal S.A., Bayer AG, Vinci S.A. The fund maintained a daily correlation of over 99% to its benchmark of 125% of the daily price movement of the fair value of the STOXX Europe 50 Index.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns*,† as of 6.30.24
	6 Month‡	One Year	Five Years	Ten Years
Europe 1.25x Strategy Fund	9.07%	12.53%	7.67%	2.91%
MSCI World ex US Index	3.19%	8.30%	3.89%	1.59%
STOXX Europe 50 Index	8.61%	13.21%	8.73%	4.64%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 5,453,056
Holdings Count | shares	58
Investment Company, Portfolio Turnover	565.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 6.30.24
Net Assets	$5,453,056
Number of Portfolio Holdings	58
Portfolio Turnover Rate	565%

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as % of Net Assets) as of 6.30.24
Country Diversification (% of Total Investments) as of 6.30.24
Geographic Region	% of Net Assets
United States	28.7%
France	16.5%
United Kingdom	12.9%
Switzerland	12.8%
Germany	9.3%
Netherlands	8.7%
Denmark	5.7%
Other	5.4%
Total Investments	100.0%
10 Largest Holdings[2] (% of Net Assets) as of 6.30.24
Top 10	% of Net Assets
Guggenheim Strategy Fund II	4.2%
Novo Nordisk A/S ADR	3.6%
Guggenheim Ultra Short Duration Fund — Institutional Class	3.3%
ASML Holding N.V. — Class G	3.3%
Nestle S.A. ADR	2.1%
AstraZeneca plc ADR	1.9%
Shell plc ADR	1.8%
Novartis AG ADR	1.7%
SAP SE ADR	1.6%
LVMH Moet Hennessy Louis Vuitton SE ADR	1.6%
Top 10 Total	25.1%

[1]

"Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings" excludes any temporary cash or derivative investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (% of Net Assets) as of 6.30.24
Top 10	% of Net Assets
Guggenheim Strategy Fund II	4.2%
Novo Nordisk A/S ADR	3.6%
Guggenheim Ultra Short Duration Fund — Institutional Class	3.3%
ASML Holding N.V. — Class G	3.3%
Nestle S.A. ADR	2.1%
AstraZeneca plc ADR	1.9%
Shell plc ADR	1.8%
Novartis AG ADR	1.7%
SAP SE ADR	1.6%
LVMH Moet Hennessy Louis Vuitton SE ADR	1.6%
Top 10 Total	25.1%

[1]

"Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings" excludes any temporary cash or derivative investments.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Japan 2x Strategy Fund
Shareholder Report [Line Items]
Fund Name	Japan 2x Strategy Fund
Class Name	Variable Annuity
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Japan 2x Strategy Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	GuggenheimInvestments.com/variable-insurance-funds
Expenses [Text Block]	What were the fund costs for the last six months? (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Variable Annuity	$82	1.61%

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	1.61%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of January 1, 2024 to June 30, 2024, the fund returned 4.36%, outperforming the fund's benchmark, the MSCI World ex US Index, which returned 3.19% for the same period and outperforming the fund's secondary index, the Nikkei-225 Stock Average Index, which returned 3.57% for the same period.

The fund's broad-based securities market index was changed from the Nikkei-225 Stock Average Index to the MSCI World ex US Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last six months?

The sectors that contributed the most to the return of the underlying index for the reporting period were Information Technology, Communication Services, and Financials. Those that detracted the most were Materials, Consumer Staples, and Health Care. The holdings that contributed the most to the return of the underlying index were SoftBank Group Corp., Tokyo Electron, Ltd., and Advantest Corp. Those that detracted the most were KDDI Corp., Daikin Industries Ltd., and Kyocera Corp. The fund maintained a daily correlation of over 99% to its benchmark of 200% of the daily price movement of the fair value of the Nikkei-225 Stock Average Index.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns*,† as of 6.30.24
	6 Month‡	One Year	Five Years	Ten Years
Japan 2x Strategy Fund	4.36%	4.05%	2.75%	5.71%
MSCI World ex US Index	3.19%	8.30%	3.89%	1.59%
Nikkei-225 Stock Average Index	3.57%	7.02%	4.53%	5.10%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 1,373,125
Holdings Count | shares	8
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 6.30.24
Net Assets	$1,373,125
Number of Portfolio Holdings	8
Portfolio Turnover Rate	0%

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as % of Net Assets) as of 6.30.24

[1]

"Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Strengthening Dollar 2x Strategy Fund
Shareholder Report [Line Items]
Fund Name	Strengthening Dollar 2x Strategy Fund
Class Name	Variable Annuity
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Strengthening Dollar 2x Strategy Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	GuggenheimInvestments.com/variable-insurance-funds
Expenses [Text Block]	What were the fund costs for the last six months? (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Variable Annuity	$108	2.05%

Expenses Paid, Amount	$ 108
Expense Ratio, Percent	2.05%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of January 1, 2024 to June 30, 2024, the fund returned 12.34%, outperforming the fund's benchmark, the Bloomberg U.S. Aggregate Bond Index, which returned (0.71%) for the same period and outperforming the fund's secondary index, the U.S. Dollar Index, which returned 4.48% for the same period.

The fund's broad-based securities market index was changed from the U.S. Dollar Index to the Bloomberg U.S. Aggregate Bond Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last six months?

The Japanese yen, euro, and Canadian dollar contributed the most to the return of the underlying index for the reporting period. Those that detracted the most were the British pound, Swedish krona, and Swiss franc. The fund maintained a daily correlation of over 99% to its benchmark of 200% of the daily price movement of the U.S. Dollar Index.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns*,† as of 6.30.24
	6 Month‡	One Year	Five Years	Ten Years
Strengthening Dollar 2x Strategy Fund	12.34%	12.08%	5.13%	6.35%
Bloomberg U.S. Aggregate Bond Index	-0.71%	2.63%	-0.23%	1.35%
U.S. Dollar Index	4.48%	2.88%	1.95%	2.87%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 3,556,886
Holdings Count | shares	9
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 6.30.24
Net Assets	$3,556,886
Number of Portfolio Holdings	9
Portfolio Turnover Rate	0%

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as % of Net Assets) as of 6.30.24

[1]

"Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Weakening Dollar 2x Strategy Fund
Shareholder Report [Line Items]
Fund Name	Weakening Dollar 2x Strategy Fund
Class Name	Variable Annuity
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Weakening Dollar 2x Strategy Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	GuggenheimInvestments.com/variable-insurance-funds
Expenses [Text Block]	What were the fund costs for the last six months? (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Variable Annuity	$98	2.05%

Expenses Paid, Amount	$ 98
Expense Ratio, Percent	2.05%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of January 1, 2024 to June 30, 2024, the fund returned (8.55%), underperforming the fund's benchmark, the Bloomberg U.S. Aggregate Bond Index, which returned (0.71%) for the same period and underperforming the fund's secondary index, the U.S. Dollar Index, which returned 4.48% for the same period.

The fund's broad-based securities market index was changed from the U.S. Dollar Index to the Bloomberg U.S. Aggregate Bond Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last six months?

The Japanese yen, euro, and Canadian dollar contributed the most to the return of the underlying index for the reporting period. Those that detracted the most were the British pound, Swedish krona, and Swiss franc. The fund maintained a daily correlation of over 99% to its benchmark of -200% of the daily price movement of the U.S. Dollar Index.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns*,† as of 6.30.24
	6 Month‡	One Year	Five Years	Ten Years
Weakening Dollar 2x Strategy Fund	-8.55%	-6.27%	-6.78%	-8.14%
Bloomberg U.S. Aggregate Bond Index	-0.71%	2.63%	-0.23%	1.35%
U.S. Dollar Index	4.48%	2.88%	1.95%	2.87%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 578,859
Holdings Count | shares	9
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 6.30.24
Net Assets	$578,859
Number of Portfolio Holdings	9
Portfolio Turnover Rate	0%

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as % of Net Assets) as of 6.30.24

[1]

"Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Banking Fund
Shareholder Report [Line Items]
Fund Name	Banking Fund
Class Name	Variable Annuity
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Banking Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	GuggenheimInvestments.com/variable-insurance-funds
Expenses [Text Block]	What were the fund costs for the last six months? (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Variable Annuity	$87	1.72%

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	1.72%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of January 1, 2024 to June 30, 2024, the fund returned 2.58%, underperforming the fund's benchmark, the S&P 500 Index, which returned 15.29% for the same period and underperforming the fund's secondary index, the S&P 500 Financials Index, which returned 10.17% for the same period.

What factors materially affected the fund's performance over the last six months?

The industries that contributed the most to performance were diversified banks, asset management & custody banks, and consumer finance. Those that detracted the most were regional banks and diversified capital markets. The holdings that contributed the most to performance were NU Holdings Limited/Cayman Islands - Class A, Citigroup, Inc., and Wells Fargo & Co. Those that detracted the most were New York Community Bancorp, Inc., Valley National Bancorp, and Columbia Banking System, Inc.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns*,† as of 6.30.24
	6 Month‡	One Year	Five Years	Ten Years
Banking Fund	2.58%	25.91%	3.68%	4.35%
S&P 500 Index	15.29%	24.56%	15.05%	12.86%
S&P 500 Financials Index	10.17%	24.21%	10.58%	10.58%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 2,111,273
Holdings Count | shares	80
Investment Company, Portfolio Turnover	47.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 6.30.24
Net Assets	$2,111,273
Number of Portfolio Holdings	80
Portfolio Turnover Rate	47%

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as % of Net Assets) as of 6.30.24
10 Largest Holdings[2] (% of Net Assets) as of 6.30.24
Top 10	% of Net Assets
Citigroup, Inc.	4.0%
JPMorgan Chase & Co.	4.0%
Wells Fargo & Co.	4.0%
Bank of America Corp.	3.9%
PNC Financial Services Group, Inc.	3.2%
U.S. Bancorp	3.2%
Truist Financial Corp.	3.0%
Capital One Financial Corp.	2.9%
Bank of New York Mellon Corp.	2.7%
NU Holdings Limited/Cayman Islands — Class A	2.3%
Top 10 Total	33.2%

[1]

"Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings" excludes any temporary cash investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (% of Net Assets) as of 6.30.24
Top 10	% of Net Assets
Citigroup, Inc.	4.0%
JPMorgan Chase & Co.	4.0%
Wells Fargo & Co.	4.0%
Bank of America Corp.	3.9%
PNC Financial Services Group, Inc.	3.2%
U.S. Bancorp	3.2%
Truist Financial Corp.	3.0%
Capital One Financial Corp.	2.9%
Bank of New York Mellon Corp.	2.7%
NU Holdings Limited/Cayman Islands — Class A	2.3%
Top 10 Total	33.2%

[1]

"Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings" excludes any temporary cash investments.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Basic Materials Fund
Shareholder Report [Line Items]
Fund Name	Basic Materials
Class Name	Variable Annuity
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Basic Materials for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	GuggenheimInvestments.com/variable-insurance-funds
Expenses [Text Block]	What were the fund costs for the last six months? (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Variable Annuity	$85	1.71%

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	1.71%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of January 1, 2024 to June 30, 2024, the fund returned 0.03%, underperforming the fund's benchmark, the S&P 500 Index, which returned 15.29% for the same period and underperforming the fund's secondary index, the S&P 500 Materials Index, which returned 4.05% for the same period.

What factors materially affected the fund's performance over the last six months?

The industries that contributed the most to performance were paper & plastic packaging products, gold, and construction materials. Those that detracted the most were diversified metals & mining, steel, and specialty chemicals. The holdings that contributed the most to performance were Ecolab, Inc., Linde plc, and Kinross Gold Corp. Those that detracted the most were Vale S.A. ADR, Sigma Lithium Corp., and Albemarle Corp.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns*,† as of 6.30.24
	6 Month‡	One Year	Five Years	Ten Years
Basic Materials Fund	0.03%	4.87%	8.73%	5.67%
S&P 500 Index	15.29%	24.56%	15.05%	12.86%
S&P 500 Materials Index	4.05%	8.69%	10.90%	8.14%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 7,026,129
Holdings Count | shares	91
Investment Company, Portfolio Turnover	70.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 6.30.24
Net Assets	$7,026,129
Number of Portfolio Holdings	91
Portfolio Turnover Rate	70%

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as % of Net Assets) as of 6.30.24
10 Largest Holdings[2] (% of Net Assets) as of 6.30.24
Top 10	% of Net Assets
Linde plc	4.6%
Freeport-McMoRan, Inc.	2.7%
Sherwin-Williams Co.	2.6%
Ecolab, Inc.	2.4%
Air Products and Chemicals, Inc.	2.3%
Newmont Corp.	2.2%
CRH plc	2.2%
Nucor Corp.	2.0%
Corteva, Inc.	2.0%
Dow, Inc.	1.9%
Top 10 Total	24.9%

[1]

"Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings" excludes any temporary cash investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (% of Net Assets) as of 6.30.24
Top 10	% of Net Assets
Linde plc	4.6%
Freeport-McMoRan, Inc.	2.7%
Sherwin-Williams Co.	2.6%
Ecolab, Inc.	2.4%
Air Products and Chemicals, Inc.	2.3%
Newmont Corp.	2.2%
CRH plc	2.2%
Nucor Corp.	2.0%
Corteva, Inc.	2.0%
Dow, Inc.	1.9%
Top 10 Total	24.9%

[1]

"Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings" excludes any temporary cash investments.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Variable Annuity, Biotechnology Fund
Shareholder Report [Line Items]
Fund Name	Biotechnology Fund
Class Name	Variable Annuity
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Biotechnology Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	GuggenheimInvestments.com/variable-insurance-funds
Expenses [Text Block]	What were the fund costs for the last six months? (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Variable Annuity	$86	1.71%

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	1.71%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of January 1, 2024 to June 30, 2024, the fund returned 2.57%, underperforming the fund's benchmark, the S&P 500 Index, which returned 15.29% for the same period and underperforming the fund's secondary index, the S&P 500 Health Care Index, which returned 7.81% for the same period.

What factors materially affected the fund's performance over the last six months?

The industries that contributed the most to performance were biotechnology, fertilizers & agricultural chemicals, and pharmaceuticals. The only industry that detracted was life sciences tools & services. The holdings that contributed the most to performance were Insmed, Inc., AbbVie, Inc., and Moderna, Inc. Those that detracted the most were Exact Sciences Corp., Pacific Biosciences of California, Inc., and Cytokinetics, Inc.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns*,† as of 6.30.24
	6 Month‡	One Year	Five Years	Ten Years
Biotechnology Fund	2.57%	10.79%	4.76%	5.59%
S&P 500 Index	15.29%	24.56%	15.05%	12.86%
S&P 500 Health Care Index	7.81%	11.68%	11.53%	11.07%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 10,967,383
Holdings Count | shares	72
Investment Company, Portfolio Turnover	413.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 6.30.24
Net Assets	$10,967,383
Number of Portfolio Holdings	72
Portfolio Turnover Rate	413%

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as % of Net Assets) as of 6.30.24
10 Largest Holdings[2] (% of Net Assets) as of 6.30.24
Top 10	% of Net Assets
AbbVie, Inc.	8.3%
Amgen, Inc.	6.3%
Gilead Sciences, Inc.	4.5%
Regeneron Pharmaceuticals, Inc.	4.2%
Vertex Pharmaceuticals, Inc.	4.1%
Alnylam Pharmaceuticals, Inc.	3.2%
Corteva, Inc.	2.9%
Biogen, Inc.	2.7%
Moderna, Inc.	2.7%
AstraZeneca plc ADR	2.6%
Top 10 Total	41.5%

[1]

"Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings" excludes any temporary cash investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (% of Net Assets) as of 6.30.24
Top 10	% of Net Assets
AbbVie, Inc.	8.3%
Amgen, Inc.	6.3%
Gilead Sciences, Inc.	4.5%
Regeneron Pharmaceuticals, Inc.	4.2%
Vertex Pharmaceuticals, Inc.	4.1%
Alnylam Pharmaceuticals, Inc.	3.2%
Corteva, Inc.	2.9%
Biogen, Inc.	2.7%
Moderna, Inc.	2.7%
AstraZeneca plc ADR	2.6%
Top 10 Total	41.5%

[1]

"Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings" excludes any temporary cash investments.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Consumer Products Fund
Shareholder Report [Line Items]
Fund Name	Consumer Products Fund
Class Name	Variable Annuity
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Consumer Products Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	GuggenheimInvestments.com/variable-insurance-funds
Expenses [Text Block]	What were the fund costs for the last six months? (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Variable Annuity	$86	1.71%

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	1.71%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of January 1, 2024 to June 30, 2024, the fund returned 2.52%, underperforming the fund's benchmark, the S&P 500 Index, which returned 15.29% for the same period and underperforming the fund's secondary index, the S&P 500 Consumer Staples Index, which returned 8.98% for the same period.

What factors materially affected the fund's performance over the last six months?

The industries that contributed the most to performance were household products, tobacco, and food retail. Those that detracted the most were agricultural products & services, brewers, and distillers & vintners. The holdings that contributed the most to performance were Procter & Gamble Co., Colgate-Palmolive Co., and Sprouts Farmers Market, Inc. Those that detracted the most were Estee Lauder Companies, Inc. - Class A, Brown-Forman Corp. – Class B, and Class Archer-Daniels-Midland Co.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns*,† as of 6.30.24
	6 Month‡	One Year	Five Years	Ten Years
Consumer Products Fund	2.52%	-1.28%	4.81%	5.19%
S&P 500 Index	15.29%	24.56%	15.05%	12.86%
S&P 500 Consumer Staples Index	8.98%	8.15%	9.45%	8.92%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 6,615,054
Holdings Count | shares	61
Investment Company, Portfolio Turnover	467.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 6.30.24
Net Assets	$6,615,054
Number of Portfolio Holdings	61
Portfolio Turnover Rate	467%

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as % of Net Assets) as of 6.30.24
10 Largest Holdings[2] (% of Net Assets) as of 6.30.24
Top 10	% of Net Assets
Procter & Gamble Co.	6.9%
Coca-Cola Co.	5.6%
PepsiCo, Inc.	5.3%
Philip Morris International, Inc.	4.4%
Mondelez International, Inc. — Class A	3.3%
Colgate-Palmolive Co.	3.2%
Altria Group, Inc.	3.1%
Kimberly-Clark Corp.	2.4%
Constellation Brands, Inc. — Class A	2.3%
Monster Beverage Corp.	2.2%
Top 10 Total	38.7%

[1]

"Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings" excludes any temporary cash investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (% of Net Assets) as of 6.30.24
Top 10	% of Net Assets
Procter & Gamble Co.	6.9%
Coca-Cola Co.	5.6%
PepsiCo, Inc.	5.3%
Philip Morris International, Inc.	4.4%
Mondelez International, Inc. — Class A	3.3%
Colgate-Palmolive Co.	3.2%
Altria Group, Inc.	3.1%
Kimberly-Clark Corp.	2.4%
Constellation Brands, Inc. — Class A	2.3%
Monster Beverage Corp.	2.2%
Top 10 Total	38.7%

[1]

"Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings" excludes any temporary cash investments.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Electronics Fund
Shareholder Report [Line Items]
Fund Name	Electronics Fund
Class Name	Variable Annuity
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Electronics Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	GuggenheimInvestments.com/variable-insurance-funds
Expenses [Text Block]	What were the fund costs for the last six months? (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Variable Annuity	$97	1.71%

Expenses Paid, Amount	$ 97
Expense Ratio, Percent	1.71%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of January 1, 2024 to June 30, 2024, the fund returned 28.49%, outperforming the fund's benchmark, the S&P 500 Index, which returned 15.29% for the same period and outperforming the fund's secondary index, the S&P 500 Information Technology Index, which returned 28.24% for the same period.

What factors materially affected the fund's performance over the last six months?

The industries that contributed the most to performance were semiconductors and semiconductor materials & equipment. No industry detracted from performance. The holdings that contributed the most to performance were NVIDIA Corp., Broadcom, Inc. and Applied Materials, Inc. Those that detracted the most were Intel Corp., SolarEdge Technologies, Inc., and Canadian Solar, Inc.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns*,† as of 6.30.24
	6 Month‡	One Year	Five Years	Ten Years
Electronics Fund	28.49%	41.37%	29.37%	21.46%
S&P 500 Index	15.29%	24.56%	15.05%	12.86%
S&P 500 Information Technology Index	28.24%	41.78%	27.17%	22.78%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 36,477,062
Holdings Count | shares	54
Investment Company, Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 6.30.24
Net Assets	$36,477,062
Number of Portfolio Holdings	54
Portfolio Turnover Rate	29%

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as % of Net Assets) as of 6.30.24
10 Largest Holdings[2] (% of Net Assets) as of 6.30.24
Top 10	% of Net Assets
NVIDIA Corp.	16.1%
Broadcom, Inc.	7.6%
Advanced Micro Devices, Inc.	5.0%
QUALCOMM, Inc.	4.4%
Applied Materials, Inc.	4.3%
Texas Instruments, Inc.	4.1%
Lam Research Corp.	3.7%
Intel Corp.	3.6%
Micron Technology, Inc.	3.5%
Analog Devices, Inc.	3.2%
Top 10 Total	55.5%

[1]

"Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings" excludes any temporary cash investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (% of Net Assets) as of 6.30.24
Top 10	% of Net Assets
NVIDIA Corp.	16.1%
Broadcom, Inc.	7.6%
Advanced Micro Devices, Inc.	5.0%
QUALCOMM, Inc.	4.4%
Applied Materials, Inc.	4.3%
Texas Instruments, Inc.	4.1%
Lam Research Corp.	3.7%
Intel Corp.	3.6%
Micron Technology, Inc.	3.5%
Analog Devices, Inc.	3.2%
Top 10 Total	55.5%

[1]

"Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings" excludes any temporary cash investments.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Energy Fund
Shareholder Report [Line Items]
Fund Name	Energy Fund
Class Name	Variable Annuity
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Energy Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	GuggenheimInvestments.com/variable-insurance-funds
Expenses [Text Block]	What were the fund costs for the last six months? (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Variable Annuity	$88	1.71%

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	1.71%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of January 1, 2024 to June 30, 2024, the fund returned 6.51%, underperforming the fund's benchmark, the S&P 500 Index, which returned 15.29% for the same period and underperforming the fund's secondary index, the S&P 500 Energy Index, which returned 10.93% for the same period.

What factors materially affected the fund's performance over the last six months?

The industries that contributed the most to performance were oil & gas storage & transportation, oil & gas exploration & production, and integrated oil & gas. Those that detracted the most were semiconductor materials & equipment, electrical components & equipment, and oil & gas drilling. The holdings that contributed the most to performance were Exxon Mobil Corp., Targa Resources Corp., and Diamondback Energy, Inc. Those that detracted the most were SolarEdge Technologies, Inc., Enphase Energy, Inc., and Sunrun, Inc.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns*,† as of 6.30.24
	6 Month‡	One Year	Five Years	Ten Years
Energy Fund	6.51%	13.27%	8.99%	-2.59%
S&P 500 Index	15.29%	24.56%	15.05%	12.86%
S&P 500 Energy Index	10.93%	15.85%	12.96%	3.30%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 15,658,309
Holdings Count | shares	85
Investment Company, Portfolio Turnover	588.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 6.30.24
Net Assets	$15,658,309
Number of Portfolio Holdings	85
Portfolio Turnover Rate	588%

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as % of Net Assets) as of 6.30.24
10 Largest Holdings[2] (% of Net Assets) as of 6.30.24
Top 10	% of Net Assets
Exxon Mobil Corp.	7.0%
Chevron Corp.	5.0%
ConocoPhillips	3.5%
EOG Resources, Inc.	2.6%
Schlumberger N.V.	2.6%
Marathon Petroleum Corp.	2.4%
Phillips 66	2.3%
Valero Energy Corp.	2.2%
Williams Companies, Inc.	2.2%
ONEOK, Inc.	2.1%
Top 10 Total	31.9%

[1]

"Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings" excludes any temporary cash investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (% of Net Assets) as of 6.30.24
Top 10	% of Net Assets
Exxon Mobil Corp.	7.0%
Chevron Corp.	5.0%
ConocoPhillips	3.5%
EOG Resources, Inc.	2.6%
Schlumberger N.V.	2.6%
Marathon Petroleum Corp.	2.4%
Phillips 66	2.3%
Valero Energy Corp.	2.2%
Williams Companies, Inc.	2.2%
ONEOK, Inc.	2.1%
Top 10 Total	31.9%

[1]

"Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings" excludes any temporary cash investments.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Energy Services Fund
Shareholder Report [Line Items]
Fund Name	Energy Services Fund
Class Name	Variable Annuity
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Energy Services Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	GuggenheimInvestments.com/variable-insurance-funds
Expenses [Text Block]	What were the fund costs for the last six months? (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Variable Annuity	$87	1.71%

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	1.71%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of January 1, 2024 to June 30, 2024, the fund returned 4.60%, underperforming the fund's benchmark, the S&P 500 Index, which returned 15.29% for the same period and underperforming the fund's secondary index, the S&P 500 Energy Index, which returned 10.93% for the same period.

What factors materially affected the fund's performance over the last six months?

The only industry that contributed to performance was oil & gas equipment and services. The only industry that detracted was oil & gas drilling. The holdings that contributed the most to performance were TechnipFMC plc, Weatherford International plc, and Tidewater, Inc. Those that detracted the most were Schlumberger N.V., Transocean Ltd., and Halliburton Co.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns*,† as of 6.30.24
	6 Month‡	One Year	Five Years	Ten Years
Energy Services Fund	4.60%	15.52%	0.95%	-12.59%
S&P 500 Index	15.29%	24.56%	15.05%	12.86%
S&P 500 Energy Index	10.93%	15.85%	12.96%	3.30%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 5,775,121
Holdings Count | shares	33
Investment Company, Portfolio Turnover	127.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 6.30.24
Net Assets	$5,775,121
Number of Portfolio Holdings	33
Portfolio Turnover Rate	127%

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as % of Net Assets) as of 6.30.24
10 Largest Holdings[2] (% of Net Assets) as of 6.30.24
Top 10	% of Net Assets
Schlumberger N.V.	12.9%
Baker Hughes Co.	9.5%
Halliburton Co.	8.0%
NOV, Inc.	4.3%
Weatherford International plc	4.0%
ChampionX Corp.	3.9%
TechnipFMC plc	3.9%
Noble Corporation plc	3.4%
Valaris Ltd.	3.2%
Tidewater, Inc.	3.1%
Top 10 Total	56.2%

[1]

"Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings" excludes any temporary cash investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (% of Net Assets) as of 6.30.24
Top 10	% of Net Assets
Schlumberger N.V.	12.9%
Baker Hughes Co.	9.5%
Halliburton Co.	8.0%
NOV, Inc.	4.3%
Weatherford International plc	4.0%
ChampionX Corp.	3.9%
TechnipFMC plc	3.9%
Noble Corporation plc	3.4%
Valaris Ltd.	3.2%
Tidewater, Inc.	3.1%
Top 10 Total	56.2%

[1]

"Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings" excludes any temporary cash investments.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Financial Services Fund
Shareholder Report [Line Items]
Fund Name	Financial Services Fund
Class Name	Variable Annuity
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Financial Services Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	GuggenheimInvestments.com/variable-insurance-funds
Expenses [Text Block]	What were the fund costs for the last six months? (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Variable Annuity	$87	1.71%

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	1.71%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of January 1, 2024 to June 30, 2024, the fund returned 5.07%, underperforming the fund's benchmark, the S&P 500 Index, which returned 15.29% for the same period and underperforming the fund's secondary index, the S&P 500 Financials Index, which returned 10.17% for the same period.

What factors materially affected the fund's performance over the last six months?

The industries that contributed the most to performance were diversified banks, property & casualty insurance, and investment banking & brokerage. Those that detracted the most were telecom tower REITs, industrial REITs, transaction & payment processing services. The holdings that contributed the most to performance were JPMorgan Chase & Co., Berkshire Hathaway, Inc. – Class B, and Nu Holdings Ltd. – Class A. Those that detracted the most were XP, Inc – Class A, StoneCo Ltd. – Class A, and New York Community Bancorp, Inc.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns*,† as of 6.30.24
	6 Month‡	One Year	Five Years	Ten Years
Financial Services Fund	5.07%	19.13%	7.49%	7.36%
S&P 500 Index	15.29%	24.56%	15.05%	12.86%
S&P 500 Financials Index	10.17%	24.21%	10.58%	10.58%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 9,683,146
Holdings Count | shares	156
Investment Company, Portfolio Turnover	62.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 6.30.24
Net Assets	$9,683,146
Number of Portfolio Holdings	156
Portfolio Turnover Rate	62%

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as % of Net Assets) as of 6.30.24
10 Largest Holdings[2] (% of Net Assets) as of 6.30.24
Top 10	% of Net Assets
Berkshire Hathaway, Inc. — Class B	3.2%
JPMorgan Chase & Co.	2.7%
Visa, Inc. — Class A	2.5%
Mastercard, Inc. — Class A	2.1%
Bank of America Corp.	1.8%
Wells Fargo & Co.	1.6%
Goldman Sachs Group, Inc.	1.4%
Blackstone, Inc. — Class A	1.3%
S&P Global, Inc.	1.3%
American Express Co.	1.2%
Top 10 Total	19.1%

[1]

"Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings" excludes any temporary cash investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (% of Net Assets) as of 6.30.24
Top 10	% of Net Assets
Berkshire Hathaway, Inc. — Class B	3.2%
JPMorgan Chase & Co.	2.7%
Visa, Inc. — Class A	2.5%
Mastercard, Inc. — Class A	2.1%
Bank of America Corp.	1.8%
Wells Fargo & Co.	1.6%
Goldman Sachs Group, Inc.	1.4%
Blackstone, Inc. — Class A	1.3%
S&P Global, Inc.	1.3%
American Express Co.	1.2%
Top 10 Total	19.1%

[1]

"Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings" excludes any temporary cash investments.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Health Care Fund
Shareholder Report [Line Items]
Fund Name	Health Care Fund
Class Name	Variable Annuity
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Health Care Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	GuggenheimInvestments.com/variable-insurance-funds
Expenses [Text Block]	What were the fund costs for the last six months? (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Variable Annuity	$87	1.71%

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	1.71%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of January 1, 2024 to June 30, 2024, the fund returned 4.10%, underperforming the fund's benchmark, the S&P 500 Index, which returned 15.29% for the same period and underperforming the fund's secondary index, the S&P 500 Health Care Index, which returned 7.81% for the same period.

What factors materially affected the fund's performance over the last six months?

The industries that contributed the most to performance were pharmaceuticals, biotechnology, and health care equipment. Those that detracted the most were health care technology, life sciences tools & services, and health care supplies. The holdings that contributed the most to performance were Eli Lilly and Co., Intuitive Surgical, Inc., and Boston Scientific Corp. Those that detracted the most were CVS Health Corp., Bristol-Myers Squibb Co., and Exact Sciences Corp.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns*,† as of 6.30.24
	6 Month‡	One Year	Five Years	Ten Years
Health Care Fund	4.10%	7.57%	8.12%	8.31%
S&P 500 Index	15.29%	24.56%	15.05%	12.86%
S&P 500 Health Care Index	7.81%	11.68%	11.53%	11.07%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 14,635,239
Holdings Count | shares	119
Investment Company, Portfolio Turnover	49.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 6.30.24
Net Assets	$14,635,239
Number of Portfolio Holdings	119
Portfolio Turnover Rate	49%

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as % of Net Assets) as of 6.30.24
10 Largest Holdings[2] (% of Net Assets) as of 6.30.24
Top 10	% of Net Assets
Eli Lilly & Co.	4.3%
UnitedHealth Group, Inc.	3.4%
Johnson & Johnson	2.9%
AbbVie, Inc.	2.7%
Merck & Company, Inc.	2.7%
Thermo Fisher Scientific, Inc.	2.2%
Abbott Laboratories	2.1%
Amgen, Inc.	2.1%
Danaher Corp.	2.0%
Intuitive Surgical, Inc.	2.0%
Top 10 Total	26.4%

[1]

"Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings" excludes any temporary cash investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (% of Net Assets) as of 6.30.24
Top 10	% of Net Assets
Eli Lilly & Co.	4.3%
UnitedHealth Group, Inc.	3.4%
Johnson & Johnson	2.9%
AbbVie, Inc.	2.7%
Merck & Company, Inc.	2.7%
Thermo Fisher Scientific, Inc.	2.2%
Abbott Laboratories	2.1%
Amgen, Inc.	2.1%
Danaher Corp.	2.0%
Intuitive Surgical, Inc.	2.0%
Top 10 Total	26.4%

[1]

"Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings" excludes any temporary cash investments.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Internet Fund
Shareholder Report [Line Items]
Fund Name	Internet Fund
Class Name	Variable Annuity
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Internet Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	GuggenheimInvestments.com/variable-insurance-funds
Expenses [Text Block]	What were the fund costs for the last six months? (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Variable Annuity	$88	1.71%

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	1.71%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of January 1, 2024 to June 30, 2024, the fund returned 6.54%, underperforming the fund's benchmark, the S&P 500 Index, which returned 15.29% for the same period and underperforming the fund's secondary index, the S&P 500 Information Technology Index, which returned 28.24% for the same period.

What factors materially affected the fund's performance over the last six months?

The industries that contributed the most to performance were interactive media & services, broadline retail, and movies & entertainment. Those that detracted the most were internet services & infrastructure, application software, and real estate services. The holdings that contributed the most to performance were Meta Platforms, Inc. - Class A, Alphabet, Inc. - Class A, and Amazon.com, Inc. Those that detracted the most were Snowflake, Inc. – Class A, MongoDB, Inc. – Class A, and Workday, Inc. – Class A.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns*,† as of 6.30.24
	6 Month‡	One Year	Five Years	Ten Years
Internet Fund	6.54%	20.13%	6.09%	9.36%
S&P 500 Index	15.29%	24.56%	15.05%	12.86%
S&P 500 Information Technology Index	28.24%	41.78%	27.17%	22.78%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 4,987,377
Holdings Count | shares	81
Investment Company, Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 6.30.24
Net Assets	$4,987,377
Number of Portfolio Holdings	81
Portfolio Turnover Rate	29%

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as % of Net Assets) as of 6.30.24
10 Largest Holdings[2] (% of Net Assets) as of 6.30.24
Top 10	% of Net Assets
Alphabet, Inc. — Class A	7.7%
Amazon.com, Inc.	6.9%
Meta Platforms, Inc. — Class A	5.7%
Adobe, Inc.	3.9%
Netflix, Inc.	3.9%
Salesforce, Inc.	3.8%
Cisco Systems, Inc.	3.1%
Uber Technologies, Inc.	2.8%
Airbnb, Inc. — Class A	2.2%
Arista Networks, Inc.	2.1%
Top 10 Total	42.1%

[1]

"Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings" excludes any temporary cash investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (% of Net Assets) as of 6.30.24
Top 10	% of Net Assets
Alphabet, Inc. — Class A	7.7%
Amazon.com, Inc.	6.9%
Meta Platforms, Inc. — Class A	5.7%
Adobe, Inc.	3.9%
Netflix, Inc.	3.9%
Salesforce, Inc.	3.8%
Cisco Systems, Inc.	3.1%
Uber Technologies, Inc.	2.8%
Airbnb, Inc. — Class A	2.2%
Arista Networks, Inc.	2.1%
Top 10 Total	42.1%

[1]

"Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings" excludes any temporary cash investments.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Leisure Fund
Shareholder Report [Line Items]
Fund Name	Leisure Fund
Class Name	Variable Annuity
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Leisure Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	GuggenheimInvestments.com/variable-insurance-funds
Expenses [Text Block]	What were the fund costs for the last six months? (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Variable Annuity	$86	1.71%

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	1.71%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of January 1, 2024 to June 30, 2024, the fund returned 2.48%, underperforming the fund's benchmark, the S&P 500 Index, which returned 15.29% for the same period and underperforming the fund's secondary index, the S&P 500 Consumer Discretionary Index, which returned 5.66% for the same period.

What factors materially affected the fund's performance over the last six months?

The industries that contributed the most to performance were movies & entertainment, hotels/resorts & cruise lines, and tobacco. Those that detracted the most were cable & satellite, leisure products, and brewers. The holdings that contributed the most to performance were Netflix, Inc, Sea Ltd. ADR – Class A, and Spotify Technology S.A. Those that detracted the most were Starbucks Corp., McDonald's Corp., and Warner Bros. Discovery, Inc. – Series A.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns*,† as of 6.30.24
	6 Month‡	One Year	Five Years	Ten Years
Leisure Fund	2.48%	6.19%	3.39%	5.48%
S&P 500 Index	15.29%	24.56%	15.05%	12.86%
S&P 500 Consumer Discretionary Index	5.66%	13.08%	10.54%	12.24%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 3,514,765
Holdings Count | shares	95
Investment Company, Portfolio Turnover	43.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 6.30.24
Net Assets	$3,514,765
Number of Portfolio Holdings	95
Portfolio Turnover Rate	43%

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as % of Net Assets) as of 6.30.24
10 Largest Holdings[2] (% of Net Assets) as of 6.30.24
Top 10	% of Net Assets
Netflix, Inc.	4.6%
McDonald's Corp.	3.6%
Walt Disney Co.	3.6%
Comcast Corp. — Class A	3.4%
Philip Morris International, Inc.	3.3%
Booking Holdings, Inc.	3.0%
Airbnb, Inc. — Class A	2.6%
Starbucks Corp.	2.4%
Chipotle Mexican Grill, Inc. — Class A	2.4%
Altria Group, Inc.	2.3%
Top 10 Total	31.2%

[1]

"Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings" excludes any temporary cash investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (% of Net Assets) as of 6.30.24
Top 10	% of Net Assets
Netflix, Inc.	4.6%
McDonald's Corp.	3.6%
Walt Disney Co.	3.6%
Comcast Corp. — Class A	3.4%
Philip Morris International, Inc.	3.3%
Booking Holdings, Inc.	3.0%
Airbnb, Inc. — Class A	2.6%
Starbucks Corp.	2.4%
Chipotle Mexican Grill, Inc. — Class A	2.4%
Altria Group, Inc.	2.3%
Top 10 Total	31.2%

[1]

"Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings" excludes any temporary cash investments.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Precious Metals Fund
Shareholder Report [Line Items]
Fund Name	Precious Metals Fund
Class Name	Variable Annuity
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Precious Metals Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	GuggenheimInvestments.com/variable-insurance-funds
Expenses [Text Block]	What were the fund costs for the last six months? (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Variable Annuity	$84	1.61%

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	1.61%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of January 1, 2024 to June 30, 2024, the fund returned 9.35%, underperforming the fund's benchmark, the S&P 500 Index, which returned 15.29% for the same period and outperforming the fund's secondary index, the S&P 500 Materials Index, which returned 4.05% for the same period.

What factors materially affected the fund's performance over the last six months?

The industries that contributed the most to performance were gold, silver, and copper. The only industry that detracted was precious metals & minerals. The holdings that contributed the most to performance were Freeport-McMoRan, Inc., Agnico Eagle Mines Ltd., and Anglogold Ashanti plc. Those that detracted the most were SSR Mining, Inc., Barrick Gold Corp., and Sibanye Stillwater Ltd. ADR.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns*,† as of 6.30.24
	6 Month‡	One Year	Five Years	Ten Years
Precious Metals Fund	9.35%	13.66%	9.30%	2.80%
S&P 500 Index	15.29%	24.56%	15.05%	12.86%
S&P 500 Materials Index	4.05%	8.69%	10.90%	8.14%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 24,977,120
Holdings Count | shares	37
Investment Company, Portfolio Turnover	1016.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 6.30.24
Net Assets	$24,977,120
Number of Portfolio Holdings	37
Portfolio Turnover Rate	1,016%

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as % of Net Assets) as of 6.30.24
10 Largest Holdings[2] (% of Net Assets) as of 6.30.24
Top 10	% of Net Assets
Freeport-McMoRan, Inc.	10.6%
Newmont Corp.	8.8%
Agnico Eagle Mines Ltd.	7.1%
Barrick Gold Corp.	6.9%
Wheaton Precious Metals Corp.	6.1%
Kinross Gold Corp.	4.2%
Gold Fields Ltd. ADR	4.2%
Anglogold Ashanti plc	4.1%
Franco-Nevada Corp.	4.0%
Royal Gold, Inc.	3.7%
Top 10 Total	59.7%

[1]

"Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings" excludes any temporary cash investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (% of Net Assets) as of 6.30.24
Top 10	% of Net Assets
Freeport-McMoRan, Inc.	10.6%
Newmont Corp.	8.8%
Agnico Eagle Mines Ltd.	7.1%
Barrick Gold Corp.	6.9%
Wheaton Precious Metals Corp.	6.1%
Kinross Gold Corp.	4.2%
Gold Fields Ltd. ADR	4.2%
Anglogold Ashanti plc	4.1%
Franco-Nevada Corp.	4.0%
Royal Gold, Inc.	3.7%
Top 10 Total	59.7%

[1]

"Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings" excludes any temporary cash investments.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Real Estate Fund
Shareholder Report [Line Items]
Fund Name	Real Estate Fund
Class Name	Variable Annuity
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Real Estate Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	GuggenheimInvestments.com/variable-insurance-funds
Expenses [Text Block]	What were the fund costs for the last six months? (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Variable Annuity	$84	1.71%

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	1.71%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of January 1, 2024 to June 30, 2024, the fund returned (3.16%), underperforming the fund's benchmark, the S&P 500 Index, which returned 15.29% for the same period and underperforming the fund's secondary index, the MSCI U.S. REIT Index, which returned (0.24%) for the same period.

What factors materially affected the fund's performance over the last six months?

The industries that contributed the most to performance were multi-family residential REITs, health care REITs, and other specialized REITs. Those that detracted the most were industrial REITs, real estate services, and telecom tower REITs. The holdings that contributed the most to performance were Iron Mountain, Inc., Welltower, Inc., and Digital Realty Trust, Inc. Those that detracted the most were Prologis, Inc., SBA Communications Corp. – Class A, and CoStar Group, Inc.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns*,† as of 6.30.24
	6 Month‡	One Year	Five Years	Ten Years
Real Estate Fund	-3.16%	4.19%	1.01%	3.22%
S&P 500 Index	15.29%	24.56%	15.05%	12.86%
MSCI U.S. REIT Index	-0.24%	7.60%	3.89%	5.83%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 4,001,890
Holdings Count | shares	90
Investment Company, Portfolio Turnover	131.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 6.30.24
Net Assets	$4,001,890
Number of Portfolio Holdings	90
Portfolio Turnover Rate	131%

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as % of Net Assets) as of 6.30.24
10 Largest Holdings[2] (% of Net Assets) as of 6.30.24
Top 10	% of Net Assets
Prologis, Inc.	3.6%
American Tower Corp. — Class A	3.3%
Equinix, Inc.	2.9%
Welltower, Inc.	2.8%
Digital Realty Trust, Inc.	2.5%
Simon Property Group, Inc.	2.4%
Public Storage	2.4%
Realty Income Corp.	2.4%
Crown Castle, Inc.	2.2%
Extra Space Storage, Inc.	2.0%
Top 10 Total	26.5%

[1]

"Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings" excludes any temporary cash investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (% of Net Assets) as of 6.30.24
Top 10	% of Net Assets
Prologis, Inc.	3.6%
American Tower Corp. — Class A	3.3%
Equinix, Inc.	2.9%
Welltower, Inc.	2.8%
Digital Realty Trust, Inc.	2.5%
Simon Property Group, Inc.	2.4%
Public Storage	2.4%
Realty Income Corp.	2.4%
Crown Castle, Inc.	2.2%
Extra Space Storage, Inc.	2.0%
Top 10 Total	26.5%

[1]

"Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings" excludes any temporary cash investments.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Retailing Fund
Shareholder Report [Line Items]
Fund Name	Retailing Fund
Class Name	Variable Annuity
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Retailing Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	GuggenheimInvestments.com/variable-insurance-funds
Expenses [Text Block]	What were the fund costs for the last six months? (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Variable Annuity	$88	1.71%

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	1.71%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of January 1, 2024 to June 30, 2024, the fund returned 7.48%, underperforming the fund's benchmark, the S&P 500 Index, which returned 15.29% for the same period and outperforming the fund's secondary index, the S&P 500 Consumer Discretionary Index, which returned 5.66% for the same period.

What factors materially affected the fund's performance over the last six months?

The industries that contributed the most to performance were broadline retail, consumer staples merchandise retail, and apparel retail. Those that detracted the most were drug retail, distributors, and other specialty retail. The holdings that contributed the most to performance were Amazon.com, Inc., Costco Wholesale Corp., and Walmart, Inc. Those that detracted the most were Walgreens Boots Alliance, Inc., Five Below, Inc., and Dollar Tree, Inc.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns*,† as of 6.30.24
	6 Month‡	One Year	Five Years	Ten Years
Retailing Fund	7.48%	15.21%	9.60%	8.18%
S&P 500 Index	15.29%	24.56%	15.05%	12.86%
S&P 500 Consumer Discretionary Index	5.66%	13.08%	10.54%	12.24%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 2,290,738
Holdings Count | shares	65
Investment Company, Portfolio Turnover	192.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 6.30.24
Net Assets	$2,290,738
Number of Portfolio Holdings	65
Portfolio Turnover Rate	192%

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as % of Net Assets) as of 6.30.24
10 Largest Holdings[2] (% of Net Assets) as of 6.30.24
Top 10	% of Net Assets
Amazon.com, Inc.	10.8%
Costco Wholesale Corp.	4.9%
Walmart, Inc.	4.4%
Home Depot, Inc.	4.3%
TJX Companies, Inc.	4.0%
Lowe's Companies, Inc.	3.9%
Target Corp.	3.0%
O'Reilly Automotive, Inc.	2.9%
Ross Stores, Inc.	2.4%
PDD Holdings, Inc. ADR	2.3%
Top 10 Total	42.9%

[1]

"Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings" excludes any temporary cash investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (% of Net Assets) as of 6.30.24
Top 10	% of Net Assets
Amazon.com, Inc.	10.8%
Costco Wholesale Corp.	4.9%
Walmart, Inc.	4.4%
Home Depot, Inc.	4.3%
TJX Companies, Inc.	4.0%
Lowe's Companies, Inc.	3.9%
Target Corp.	3.0%
O'Reilly Automotive, Inc.	2.9%
Ross Stores, Inc.	2.4%
PDD Holdings, Inc. ADR	2.3%
Top 10 Total	42.9%

[1]

"Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings" excludes any temporary cash investments.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Technology Fund
Shareholder Report [Line Items]
Fund Name	Technology Fund
Class Name	Variable Annuity
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Technology Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	GuggenheimInvestments.com/variable-insurance-funds
Expenses [Text Block]	What were the fund costs for the last six months? (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Variable Annuity	$92	1.71%

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	1.71%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of January 1, 2024 to June 30, 2024, the fund returned 17.07%, outperforming the fund's benchmark, the S&P 500 Index, which returned 15.29% for the same period and underperforming the fund's secondary index, the S&P 500 Information Technology Index, which returned 28.24% for the same period.

What factors materially affected the fund's performance over the last six months?

The industries that contributed the most to performance were semiconductors, technology hardware storage & peripherals, and interactive media & services. Those that detracted the most were internet services & infrastructure, application software, and IT consulting & other services. The holdings that contributed the most to performance were NVIDIA Corp., Meta Platforms, Inc. - Class A, and Alphabet, Inc. – Class A. Those that detracted the most were Intel Corp., SolarEdge Technologies, Inc., and Unity Software, Inc.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns*,† as of 6.30.24
	6 Month‡	One Year	Five Years	Ten Years
Technology Fund	17.07%	30.53%	17.31%	15.65%
S&P 500 Index	15.29%	24.56%	15.05%	12.86%
S&P 500 Information Technology Index	28.24%	41.78%	27.17%	22.78%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 24,076,579
Holdings Count | shares	125
Investment Company, Portfolio Turnover	60.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 6.30.24
Net Assets	$24,076,579
Number of Portfolio Holdings	125
Portfolio Turnover Rate	60%

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as % of Net Assets) as of 6.30.24
10 Largest Holdings[2] (% of Net Assets) as of 6.30.24
Top 10	% of Net Assets
Microsoft Corp.	5.8%
Apple, Inc.	5.5%
NVIDIA Corp.	5.3%
Alphabet, Inc. — Class A	4.9%
Meta Platforms, Inc. — Class A	3.6%
Broadcom, Inc.	2.5%
Adobe, Inc.	1.7%
Salesforce, Inc.	1.7%
Advanced Micro Devices, Inc.	1.6%
Oracle Corp.	1.5%
Top 10 Total	34.1%

[1]

"Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings" excludes any temporary cash investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (% of Net Assets) as of 6.30.24
Top 10	% of Net Assets
Microsoft Corp.	5.8%
Apple, Inc.	5.5%
NVIDIA Corp.	5.3%
Alphabet, Inc. — Class A	4.9%
Meta Platforms, Inc. — Class A	3.6%
Broadcom, Inc.	2.5%
Adobe, Inc.	1.7%
Salesforce, Inc.	1.7%
Advanced Micro Devices, Inc.	1.6%
Oracle Corp.	1.5%
Top 10 Total	34.1%

[1]

"Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings" excludes any temporary cash investments.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Telecommunications Fund
Shareholder Report [Line Items]
Fund Name	Telecommunications Fund
Class Name	Variable Annuity
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Telecommunications Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	GuggenheimInvestments.com/variable-insurance-funds
Expenses [Text Block]	What were the fund costs for the last six months? (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Variable Annuity	$84	1.71%

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	1.71%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of January 1, 2024 to June 30, 2024, the fund returned (2.14%), underperforming the fund's benchmark, the S&P 500 Index, which returned 15.29% for the same period and underperforming the fund's secondary index, the S&P 500 Telecommunication Services Index, which returned 14.08% for the same period.

What factors materially affected the fund's performance over the last six months?

The industries that contributed the most to performance were integrated telecommunication services, wireless telecommunication services, and communications equipment. Those that detracted the most were cable & satellite, movies & entertainment, and alternative carriers. The holdings that contributed the most to performance were Arista Networks, Inc., AT&T, Inc., and Motorola Solutions, Inc. Those that detracted the most were Roku, Inc., Comcast Corp. – Class A, and Charter Communications, Inc. – Class A.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns*,† as of 6.30.24
	6 Month‡	One Year	Five Years	Ten Years
Telecommunications Fund	-2.14%	1.53%	-1.28%	1.25%
S&P 500 Index	15.29%	24.56%	15.05%	12.86%
S&P 500 Telecommunication Services Index	14.08%	24.39%	1.42%	3.30%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 1,393,083
Holdings Count | shares	45
Investment Company, Portfolio Turnover	65.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 6.30.24
Net Assets	$1,393,083
Number of Portfolio Holdings	45
Portfolio Turnover Rate	65%

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as % of Net Assets) as of 6.30.24
10 Largest Holdings[2] (% of Net Assets) as of 6.30.24
Top 10	% of Net Assets
Cisco Systems, Inc.	8.3%
Verizon Communications, Inc.	7.9%
Comcast Corp. — Class A	7.7%
AT&T, Inc.	7.5%
T-Mobile US, Inc.	5.8%
Arista Networks, Inc.	4.9%
Charter Communications, Inc. — Class A	4.3%
Motorola Solutions, Inc.	4.2%
Juniper Networks, Inc.	2.8%
F5, Inc.	2.6%
Top 10 Total	56.0%

[1]

"Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings" excludes any temporary cash investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (% of Net Assets) as of 6.30.24
Top 10	% of Net Assets
Cisco Systems, Inc.	8.3%
Verizon Communications, Inc.	7.9%
Comcast Corp. — Class A	7.7%
AT&T, Inc.	7.5%
T-Mobile US, Inc.	5.8%
Arista Networks, Inc.	4.9%
Charter Communications, Inc. — Class A	4.3%
Motorola Solutions, Inc.	4.2%
Juniper Networks, Inc.	2.8%
F5, Inc.	2.6%
Top 10 Total	56.0%

[1]

"Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings" excludes any temporary cash investments.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Transportation Fund
Shareholder Report [Line Items]
Fund Name	Transportation Fund
Class Name	Variable Annuity
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Transportation Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	GuggenheimInvestments.com/variable-insurance-funds
Expenses [Text Block]	What were the fund costs for the last six months? (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Variable Annuity	$82	1.71%

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	1.71%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of January 1, 2024 to June 30, 2024, the fund returned (8.06%), underperforming the fund's benchmark, the S&P 500 Index, which returned 15.29% for the same period and underperforming the fund's secondary index, the S&P 500 Industrials Index, which returned 7.75% for the same period.

What factors materially affected the fund's performance over the last six months?

The industries that contributed the most to performance were passenger airlines and passenger ground transportation. Those that detracted the most were automobile manufacturers, automotive parts & equipment, and rail transportation. The holdings that contributed the most to performance were Uber Technologies, Inc., General Motors Co., and FedEx Corp. Those that detracted the most were Tesla, Inc., NIO, Inc. ADR, and Li Auto, Inc. ADR.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns*,† as of 6.30.24
	6 Month‡	One Year	Five Years	Ten Years
Transportation Fund	-8.06%	-8.68%	6.56%	5.12%
S&P 500 Index	15.29%	24.56%	15.05%	12.86%
S&P 500 Industrials Index	7.75%	15.53%	11.52%	10.39%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 3,147,409
Holdings Count | shares	67
Investment Company, Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 6.30.24
Net Assets	$3,147,409
Number of Portfolio Holdings	67
Portfolio Turnover Rate	36%

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as % of Net Assets) as of 6.30.24
10 Largest Holdings[2] (% of Net Assets) as of 6.30.24
Top 10	% of Net Assets
Tesla, Inc.	9.5%
Uber Technologies, Inc.	5.0%
Union Pacific Corp.	4.7%
United Parcel Service, Inc. — Class B	4.1%
FedEx Corp.	3.6%
CSX Corp.	3.3%
Ford Motor Co.	2.9%
General Motors Co.	2.9%
Norfolk Southern Corp.	2.7%
Old Dominion Freight Line, Inc.	2.4%
Top 10 Total	41.1%

[1]

"Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings" excludes any temporary cash investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (% of Net Assets) as of 6.30.24
Top 10	% of Net Assets
Tesla, Inc.	9.5%
Uber Technologies, Inc.	5.0%
Union Pacific Corp.	4.7%
United Parcel Service, Inc. — Class B	4.1%
FedEx Corp.	3.6%
CSX Corp.	3.3%
Ford Motor Co.	2.9%
General Motors Co.	2.9%
Norfolk Southern Corp.	2.7%
Old Dominion Freight Line, Inc.	2.4%
Top 10 Total	41.1%

[1]

"Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings" excludes any temporary cash investments.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Utilities Fund
Shareholder Report [Line Items]
Fund Name	Utilities Fund
Class Name	Variable Annuity
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Utilities Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	GuggenheimInvestments.com/variable-insurance-funds
Expenses [Text Block]	What were the fund costs for the last six months? (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Variable Annuity	$88	1.71%

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	1.71%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of January 1, 2024 to June 30, 2024, the fund returned 7.17%, underperforming the fund's benchmark, the S&P 500 Index, which returned 15.29% for the same period and underperforming the fund's secondary index, the S&P 500 Utilities Index, which returned 9.44% for the same period.

What factors materially affected the fund's performance over the last six months?

The industries that contributed the most to performance were electric utilities, independent power producers & energy traders, and multi utilities. Those that detracted the most were renewable electricity and water utilities. The holdings that contributed the most to performance were Constellation Energy Corp., Vistra Corp., and NextEra Energy, Inc. Those that detracted the most were Sunnova Energy International, Inc., Xcel Energy, Inc., and Hawaiian Electric Industries, Inc.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns*,† as of 6.30.24
	6 Month‡	One Year	Five Years	Ten Years
Utilities Fund	7.17%	5.37%	2.92%	5.41%
S&P 500 Index	15.29%	24.56%	15.05%	12.86%
S&P 500 Utilities Index	9.44%	7.82%	6.11%	8.04%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 12,190,699
Holdings Count | shares	53
Investment Company, Portfolio Turnover	58.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 6.30.24
Net Assets	$12,190,699
Number of Portfolio Holdings	53
Portfolio Turnover Rate	58%

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as % of Net Assets) as of 6.30.24
10 Largest Holdings[2] (% of Net Assets) as of 6.30.24
Top 10	% of Net Assets
NextEra Energy, Inc.	5.7%
Southern Co.	4.5%
Duke Energy Corp.	4.3%
Constellation Energy Corp.	3.8%
Sempra	3.4%
American Electric Power Company, Inc.	3.3%
Dominion Energy, Inc.	3.1%
Public Service Enterprise Group, Inc.	3.0%
Exelon Corp.	2.9%
PG&E Corp.	2.9%
Top 10 Total	36.9%

[1]

"Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings" excludes any temporary cash investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (% of Net Assets) as of 6.30.24
Top 10	% of Net Assets
NextEra Energy, Inc.	5.7%
Southern Co.	4.5%
Duke Energy Corp.	4.3%
Constellation Energy Corp.	3.8%
Sempra	3.4%
American Electric Power Company, Inc.	3.3%
Dominion Energy, Inc.	3.1%
Public Service Enterprise Group, Inc.	3.0%
Exelon Corp.	2.9%
PG&E Corp.	2.9%
Top 10 Total	36.9%

[1]

"Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings" excludes any temporary cash investments.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.